File Numbers 33-85496

811-8830

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment Number
Post-Effective Amendment Number 41

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment Number 32

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(Exact Name of Registrant)

Minnesota Life Insurance Company

(formerly The Minnesota Mutual Life Insurance Company) (Name of Depositor)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of Depositor’s Principal Executive Offices)

1-651-665-3500

(Depositor’s Telephone Number, including Area Code)

Renee D. Montz, Esq.

Senior Vice President, General Counsel and Secretary

Minnesota Life Insurance Company

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2026 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Universal Life Insurance Contracts and Certificates.

Prospectus

Minnesota Life Variable

Universal Life Account

Minnesota Life Insurance Company

Variable Universal Life Insurance Policy

This prospectus describes variable universal life insurance policies and certificates issued by Minnesota Life Insurance Company (“Minnesota Life”, “we”, “us” or “our”).

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an “insured”) and the flexibility to vary premium payments. Certificates are documents, generally held by individuals (“certificate owner”, “owner” or “you”), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance (“group sponsor” or “contractholder”) for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner, as well as certificates issued under a group contract. This product is no longer available for sales.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account (“separate account”), each of which invests exclusively in one of the portfolios listed in Appendix A. The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

Notice of Your Right to Examine the Certificate

If you are a new owner, you may return the certificate to us within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. If the certificate is returned, you will receive, within seven days of the date we receive the notice of cancellation, a full refund of the premiums paid or the net cash value of the certificate, if greater. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

A prospectus for each of the portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

Please note that the policy, certificates and the portfolios:

•	are not guaranteed to achieve their goals;
•	are not federally insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.

The SEC has not approved the policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance, has been prepared by the staff at the SEC and is available at www.Investor.gov.

The policy and certificates may not be available in all states. This prospectus does not offer the policies or certificates in any jurisdiction where they cannot be lawfully sold.

The date of this prospectus and the statement of additional information is May 1, 2026.

Minnesota Life Insurance Company

400 Robert Street North • St. Paul, Minnesota 55101-2098

(This page has been left blank intentionally.)

Key Information

Important Information You Should Consider About the Certificate

	Fees and Expenses	Location in Prospectus
Transaction Charges

We may assess certain transaction charges, including:

•

We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued.

•

We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes.

•

For certificates deemed to be group certificates for purposes of the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35% of premium.

•

For certificates under some group-sponsored insurance programs, if you elect to take a partial surrender, we may assess a partial surrender transaction charge, not to exceed the lesser of $25 or 2 percent of the amount withdrawn.

•

We reserve the right to charge an amount, not to exceed $10 per transfer, for transfers of net cash value between the guaranteed account and separate account.

Charges
Ongoing Charges and Expenses (annual charges)

In addition to transaction charges, the certificate is subject to certain ongoing charges and expenses, including the administration charge, cost of insurance charge, and mortality and expense risk charge. These charges and fees vary based on the group-sponsored insurance program under which the certificate is issued.

You should refer to your certificate for rates that are applicable to you.

The table below describes the total annual portfolio operating expenses (expenses that are deducted from portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses) that you will pay while you are a certificate holder.

Charges

The table shows the minimum and maximum expenses (as a percentage of portfolio assets) charged by any of the portfolios for the fiscal year ended December 31, 2025. More details concerning each portfolio’s fees and expenses are contained in Appendix A.
Annual Fee	Minimum	Maximum
Portfolio Operating Expenses	0.14%	1.89%

	Risks	Location in Prospectus
Risk of Loss	You have the risk that you can lose money by investing in the certificate.	Principal Risks of Investing in the Certificate
Not a Short-Term Investment	The certificate is not a short-term investment and may not be appropriate for owners who need ready access to cash. The certificate combines both life insurance protection and the potential for the accumulation of cash values; however, it contains costs, such as cost of insurance and other expenses that, in the short term, may reduce the amount of account value available to the owner.	Principal Risks of Investing in the Certificate
Risks Associated with Investment Options	The account value, to the extent invested in a sub-account, is subject to the risk of poor investment performance and can vary with the positive or negative investment experience of the corresponding portfolio. Each investment option will have its own unique risks. The owner should review these investment options before making an investment in the certificate.	Principal Risks of Investing in the Certificate
Insurance Company Risks	Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the death benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. The guaranteed account and the loan account are part of our general account. Our general account consists of all assets owned by us other than those in the separate account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 1-800-843-8358 for additional information or visit our website at www.securian.com/about-us/ratings.	Principal Risks of Investing in the Certificate
Contract Lapse	There is the risk that the certificate will lapse. If your certificate terminates, no death benefit will be paid if the insured dies. As described in the “Termination” and “Reinstatement” sections of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a terminated certificate, subject to certain conditions. Certificate loans may increase the risk that the certificate will terminate. If a certificate terminates with an outstanding loan, there may be significant adverse tax consequences to the owner.	Termination and Reinstatement
	Restrictions	Location in Prospectus
Investments

•

We reserve the right to limit the size, number and frequency of transfers.

•

We reserve the right to limit the amount of a certificate loan, and restrict certificate, withdrawals, and surrenders.

•

We reserve the right to restrict the allocation of premium into the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

•

We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

•

We reserve the right to remove a sub-account or substitute another mutual fund or portfolio for a sub-account.

Policy Limitations

	Taxes	Location in Prospectus
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the certificate. Full and partial surrenders could be subject to ordinary income tax.	Taxes (Tax Treatment of Policy Benefits)
	Conflicts of Interest	Location in Prospectus
Investment Professional Compensation	We pay broker-dealers that sell our policies a commission that is based upon the premium you pay. The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our policies. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the policy over another investment.	Policy Charges (Compensation Paid for the Sale of Policies)

Overview of the Policy

Purpose

This prospectus describes three versions of the Minnesota Life Variable Group Universal Life Insurance policy, the “1980 CSO policy,” the “2001 CSO policy,” and the “2017 CSO policy,” along with the related certificates. In states where the policy and certificate forms were approved, the 1980 CSO policy and certificates were issued prior to January 1, 2009, the 2001 CSO policy and certificates were issued between January 1, 2009 and December 31, 2019, and the 2017 CSO policy and certificates were issued thereafter. The policy is no longer sold as of December 31, 2020, and the certificates are no longer sold as of December 31, 2022.

A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. You should only purchase a certificate if you need death benefit protection.

A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deductions. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate.

Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate’s net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

Premiums

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

When the certificate is established, the certificate’s specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner’s insurance can be converted to an individual policy of life insurance in the event of such termination. (See “Conversion Right to an Individual Policy”.) The owner’s insurance can continue if the insured’s eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See “Continuation of Group Coverage”.)

Premium limitations

After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See “Federal Tax Status”.) When we receive the signed application, our systems will test the owner’s elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

Allocation of net premiums and account value

Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the “Unit Value” section of this prospectus.

Additional information about the separate account sub-accounts is provided in Appendix A to this Prospectus, “Portfolio Companies Available Under the Contract.”

The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this “free look” period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the “free look” period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

Summary of Death Benefit Options

We offer two death benefit options under the certificate. Under “Option A”, a level death benefit, the death benefit is the face amount of the certificate. Under “Option B”, a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. Under “Option A,” the death benefit payable will generally not be affected by either the negative or positive investment performance of the investment options. Under “Option B,” the death benefit payable will reflect the investment performance of the investment options in which account value has been invested. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

Access to Account Values

The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured’s lifetime.

The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner’s account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner’s account value may be subject to conditions described in the certificate or under the “Account Values”, “Surrenders and Withdrawals” and “Loans” sections of this prospectus.

In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See “Federal Tax Status”.) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

Additional Benefits

Subject to certain requirements, additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits. Certain riders may not be available in all states. The terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. Some additional benefits will have charges associated with them. The following additional benefits are currently available. Their availability is subject to the limitations of the group policy and options selected by the owner.

•	Accelerated Benefits Rider*
•	Waiver of Premium Rider
•	Accidental Death and Dismemberment Rider
•	Child Rider
•	Spouse Rider
•	Policyholder Contribution Rider*

*	There is no charge for the Accelerated Benefits Rider or the Policy Contribution Rider.

Fee tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the certificate. Please refer to your certificate specifications page for information about the specific fees you will pay each year based on the options you have elected. Except as otherwise specifically noted in the tables below, the fees and expenses are the same for each of the 1980 CSO Policy, the 2001 CSO Policy and the 2017 CSO Policy. More information about your charges is available upon request by contacting us at 1-800-843-8358 or the address listed on the cover page of this prospectus.

Transaction Fees

This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.

Charge	When Charge is Deducted	Guaranteed Charge
Sales Charge*	Upon premium payment, expressed as a percentage of premium payment	5 percent
Premium Tax Charge**	Upon premium payment, expressed as a percentage of premium payment	4 percent
OBRA Expense Charge†	Upon premium payment, expressed as a percentage of premium payment	1.25 percent ††
Partial Surrender Charge	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25
Transfer Fee	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25

*	The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

**	The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

†

The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the “OBRA Expense Charge” section of this prospectus.

††

For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”) the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

The next table describes the fees and expenses that you will pay periodically during the time that you own the certificate, not including Portfolio fees and expenses. The table also includes rider charges that will apply if you purchase any rider(s) identified below.

Periodic Charges Other Than Investment Option Operating Expenses

The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

1980 CSO Policy

Charge	When Charge is Deducted	Guaranteed Charge
Cost of Insurance Charge(1)(2) Maximum & Minimum Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$32.01per $1,000

Charge	When Charge is Deducted	Guaranteed Charge
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02per $1,000
Chargefor certificateholder age 60, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.69per $1,000
Mortality and Expense Risk Charge(3)	On each valuation date, expressed as a percentage of the average daily assets of the separate account per year	.50%
Monthly Administration Charge(4)	On the certificate date and each subsequent monthly anniversary	$4.00
Loan Interest Charge	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	8% annually
Loan Interest Spread(5)	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	2% annually

(1)

The cost of insurance charge will vary depending upon the insured’s attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. New York Residents please email us at GroupNYservice@securian.com.

(2)	The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(3)

The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(4)

The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(5)

The loan interest spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the “Loan Interest” section of this prospectus.

2001 CSO Policy

Charge	When Charge is Deducted	Guaranteed Charge
Cost of Insurance Charge(1)(2) Maximum & Minimum Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$41.36per $1,000
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02per $1,000
Chargefor certificateholder age 60, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.69per $1,000
Mortality and Expense Risk Charge(3)	On each valuation date, expressed as a percentage of the average daily assets of the separate account per year	.50%
Monthly Administration Charge(4)	On the certificate date and each subsequent monthly anniversary	$4.00
Loan Interest Charge	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	8% annually
Loan Interest Spread(5)	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	2% annually

(1)

The cost of insurance charge will vary depending upon the insured’s attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. New York Residents please email us at GroupNYservice@securian.com.

(2)	The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(3)

The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(4)

The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(5)

The loan interest spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the “Loan Interest” section of this prospectus.

2017 CSO Policy

Charge	When Charge is Deducted	Guaranteed Charge
Cost of Insurance Charge(1)(2) Maximum & Minimum Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$60.22per $1,000
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02per $1,000
Chargefor certificateholder age 60, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.69per $1,000
Mortality and Expense Risk Charge(3)	On each valuation date, expressed as a percentage of the average daily assets of the separate account per year	.50%
Monthly Administration Charge(4)	On the certificate date and each subsequent monthly anniversary	$4.00
Loan Interest Charge	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	8% annually
Loan Interest Spread(5)	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	2% annually

(1)

The cost of insurance charge will vary depending upon the insured’s attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. New York Residents please email us at GroupNYservice@securian.com.

(2)	The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(3)

The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(4)

The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(5)

The loan interest spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the “Loan Interest” section of this prospectus.

1980 CSO Policy

Charge for Agreement(1)	When Charge is Deducted	Guaranteed Charge
Accidental Death and Dismemberment Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.050per $1,000
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.005per $1,000
Chargefor certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.019per $1,000
Waiver of Premium Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	30percent
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	0 percent
Chargefor certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	6 percent
Child Rider Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$.35 per $1,000
Spouse Rider Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$32.01per $1,000
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02per $1,000
Chargefor certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.43per $1,000

(1)

The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

2001 CSO Policy

Charge for Agreement(1)	When Charge is Deducted	Guaranteed Charge
Accidental Death and Dismemberment Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.050 per $1,000
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.005 per $1,000
Chargefor certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.019 per $1,000
Waiver of Premium Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	30 percent
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	0 percent
Chargefor certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	6 percent
Child Rider Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$.35 per $1,000
Spouse Rider Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$41.36 per $1,000
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02 per $1,000
Chargefor certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.43 per $1,000

(1)

The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

2017 CSO Policy

Charge for Agreement(1)	When Charge is Deducted	Guaranteed Charge
Accidental Death and Dismemberment Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.050 per $1,000
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.005 per $1,000
Chargefor certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.019 per $1,000
Waiver of Premium Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	30 percent
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	0 percent
Chargefor certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	6 percent
Child Rider Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$.35 per $1,000
Spouse Rider Charge
MaximumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$60.22 per $1,000
MinimumCharge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02 per $1,000
Chargefor certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.43 per $1,000

(1)

The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the certificate. A complete list of Portfolio Companies available under the certificate, including their annual expenses, may be found at the back of this document.

Total Annual Operating Expenses of the Funds(1)(2)

The next table describes the total annual portfolio operating expenses that you will pay while you own the certificate. The table shows the minimum and maximum expenses (as a percentage of portfolio assets) charged by any of the portfolios for the fiscal year ended December 31, 2025. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Fee Description	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.14%	1.89%

(1)	If the certificate owner is deemed to have engaged in “market-timing” the funds may assess redemption fees. See “Market-Timing and Disruptive Trading.”

(2)	The minimum and maximum Total Annual Portfolio Operating Expense figures in the above table do not reflect the effect of any fee waiver or expense reimbursement arrangement.

Principal Risks of Investing in the Certificate

Sub-Account Investment Risk. Your account value under the certificate, to the extent invested in the sub-accounts of the separate account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the sub-accounts may reduce your account value under the certificate. You are also subject to the risk that the investment performance of the sub-accounts you select may be less favorable than that of other sub-accounts, and in order to keep the certificate in force you may be required to pay more premiums than originally planned. Additionally, you could lose money you have invested in the certificate due to poor investment performance of the sub-accounts. The certificate also offers you the opportunity to have your account value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The death benefit may also increase and decrease with investment experience.

Portfolio Risks. There is no assurance that any portfolio will achieve its stated investment objective. A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the portfolios’ prospectuses for more information. The amounts you invest in a particular portfolio are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money by investing in the portfolios.

Risks Associated with Certain Funds. Certain funds use managed volatility strategies to help limit the fund’s overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a fund’s ability to participate in rising equity markets compared to otherwise similar funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a fund compared to other similar funds that do not employ such a strategy, investment in a fund could limit the growth of account value under the certificate.

Loan Risks. A loan, whether or not repaid, will affect the value of your certificate over time because the amounts borrowed do not participate in the investment performance of the sub-accounts. In addition, a charge is deducted from your account value each month while there is a loan outstanding. The death benefit is reduced by the amount of any outstanding indebtedness. If you surrender the certificate or allow it to lapse while a loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly. Certificate indebtedness reduces the surrender value and increases the risk that your certificate will lapse.

Certificate Termination. There is the risk that the certificate may terminate or lapse. If your certificate terminates or lapses, all of the agreements added to the certificate will also terminate or lapse. Termination will occur when there is no account value, or the loan amount (plus accrued interest) equals the account value, and you do not make a payment into the certificate during the grace period. You may reinstate a terminated or lapsed certificate, subject to certain conditions. Loans may increase the risk that the certificate will terminate or lapse. If a certificate terminates or lapses with an outstanding loan, there may be significant adverse tax consequences to the owner.

Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the certificate in force. The deduction of monthly certificate charges will reduce your account value.

The certificate may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, sub-account values could decline depending upon changes in the underlying funds. Depending upon the timing of withdrawals, owners could lose all or part of their premium payments.

Risks Associated with the General Account. The guaranteed account and the loan account are part of our general account. Our general account consists of all assets owned by us other than those in the separate account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the death benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees.

Access to Cash Values through Partial Surrenders and Withdrawals. You should purchase the certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the certificate if you intend to surrender all or part of your certificate in the near future. Your ability to access the certificate’s account value is subject to limitations on amounts that may be withdrawn.

Surrender and Partial Surrenders. Surrendering the certificate or taking partial surrenders may have significant tax consequences. If you surrender your certificate, you may be assessed a surrender charge, which may be significant. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the account value and will reduce the death benefit and increase the risk of termination. See “Federal Tax Status.”

Cybersecurity Risks

Our variable insurance product business is highly dependent upon the effective operation of our computer and technology systems and networks and those of Our business partners, so Our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information.

Cyber-attacks affecting Us, the Portfolios, or our intermediaries and other affiliated or third-party service providers, administrators, distributors and vendors (“Intermediaries”) may adversely affect Our and Your product values. For instance, cyber-attacks may interfere with Our processing of contract transactions (including the processing of orders through Our online service centers or with the Portfolios); impact Our ability to calculate values and make payments; cause the unauthorized access and possible destruction of our proprietary information or our clients’ confidential personal information; subject Us and/or Our Intermediaries to regulatory fines, litigation and financial losses; adversely impact our business operations and financial condition; and/or cause reputational damage.

Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value.

The constant change in technologies and increased sophistication and activities of hackers and others, including the advances in criminal capabilities and the discovery of new vulnerabilities, continue to pose new and significant cybersecurity threats. These events may be beyond control and cannot be fully mitigated or foreseen. Additionally, cybersecurity threats and incidents have dramatically increased in recent years, financial services companies and their intermediaries are increasingly the targets of cyber-attacks, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.

We have implemented and maintain administrative, technical and physical security measures that are reasonably designed to protect against cybersecurity threats, and require our Intermediaries to meet certain information security standards. However, there can be no assurance that that We or the Portfolios or our Intermediaries will avoid adverse impacts or losses affecting Your contract due to cyber-attacks or information security breaches in the future.

Even if we successfully protect our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. These risks are common to all insurers and financial service providers.

General Description of Registrant, Depositor, and Portfolio Companies

Minnesota Life Insurance Company

We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-843-8358. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

Minnesota Life Variable Universal Life Account

On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a “separate account” under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. Minnesota Life is obligated to pay all amounts promised to owners and beneficiaries under the certificate. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account’s own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account is divided into sub-accounts, each of which currently invests in one of the portfolios shown on Appendix A. Your group sponsor insurance program, however, may limit the portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the portfolios.

The Portfolios

The name of each of the portfolios, fund type and investment objectives, the investment adviser and/or sub-adviser, current expenses and performance information may be found in Appendix A. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio’s investment techniques and risks associated with its investments. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 1-800-843-8358. You should carefully read the prospectuses for the portfolios before investing.

Voting rights

We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner’s instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner’s next semi-annual report.

Charges

Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

Premium expense charges

The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate’s net cash value.

Sales Charge We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

Premium Tax Charge We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA Expense Charge Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

Account value charges

The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

Monthly Deduction The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner’s certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

We may deduct an administration charge from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

The monthly cost of insurance will be calculated by multiplying the applicable cost of insurance rate based on the insured’s attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables (“1980 CSO Table”) (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

For group policies and certificates issued on and after January 1, 2009, and prior to January 1, 2020, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables (“2001 CSO Table”) (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

For group policies and certificates issued on and after January 1, 2020, the guaranteed rates are 300 percent of the maximum rates that could be charged based on 2017 Commissioners Standard Ordinary Mortality Tables (“2017 CSO Table”) (a maximum charge of $60.22 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2017 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2017 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2017 CSO Table.)

Partial Surrender Charge For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

Transfer Charge There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

Additional Benefits Charges Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the “Other Benefits Available Under the Contract” section of this prospectus.

Separate account charges

We assess a mortality and expense risk charge directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that: (1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

Guarantee of certain charges

We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

Payments made by underlying mutual funds

Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund’s 12b-1 plan, under which the payments are deducted from the fund’s assets and described in the fee table included in the fund’s prospectus. 12b-1 payments from underlying funds range in amount from 0% to .25% of fund assets held in the Separate Account. These payments decrease a fund’s investment return.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund’s investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life’s aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/ redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account’s omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund’s investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers’ affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds’ investment advisers (or the advisers’ affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life’s profit will be greater the longer a certificate is held and the greater a certificate’s investment return.

Distribution of Certificates

As of December 21, 2022, the group contract and certificates are no longer been available for sale. Prior to December 21, 2022, the group contract and certificates were sold by state licensed life insurance producers who were also registered representatives of Securian Financial Services, Inc. (“Securian Financial”), an affiliate of Minnesota Life, or other broker-dealers who had entered into selling agreements with Securian Financial (“Selling Firms”). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

On August 9, 2023, Securian Financial closed the sale of its retail wealth management business to Cetera Financial Group Inc. Upon the closing of the transaction, the substantial majority of registered representatives of Securian Financial, each of whom was also an insurance producer for Minnesota Life, became registered representatives of Cetera Advisor Networks, LLC.

The sale of Securian Financial’s retail wealth management business does not result in changes to the group contract and certificates, including charges to the contract and certificates which are described in this prospectus.

Securian Financial remains the principal underwriter for the group contract and certificates but will no longer be a member of the Securities Investor Protection Corporation (SIPC) or a registered investment advisor with the Securities and Exchange Commission.

The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions prior to August 10, 2023, were paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also have been paid to general agents of Minnesota Life who were also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus. Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or were previously registered with Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount.

Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives previously with Securian Financial, Minnesota Life made available certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

Fund charges

Shares of the funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the portfolios of the funds. Advisory fees and portfolio expense fees of the fund are described in each fund’s prospectus.

General Description of the Group Policy and the Certificates

Applications and issuance

We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract’s specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured’s death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage (“issue date”).

Premium Allocations

When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

Additions, deletions or substitutions

We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds’ Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds’ shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

The guaranteed account

The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

Because of exemptive and exclusionary provisions, interests in Minnesota Life’s guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

Transfers

The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

Market Timing This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as “market timing.” Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of — or otherwise modify, condition or terminate — any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

•	the dollar amount of the transfer(s);

•	whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

•	whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

•	the number of transfers in the previous calendar quarter;

•

whether the transfers during a quarter constitute more than two “round trips” in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios’ policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

Guaranteed Account Transfer Restrictions There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

Other Transfer Information For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner’s request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually

3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

The owner’s instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. New York Residents please email us at GroupNYservice@securian.com.

We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.

Dollar cost averaging

We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the SFT Government Money Market Fund Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

To elect dollar cost averaging the owner must have at least $3,000 in the SFT Government Money Market Fund Sub-Account. The automatic transfer amount from the SFT Government Money Market Fund Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the SFT Government Money Market Fund Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the SFT Government Money Market Fund Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

Continuation of group coverage

If the insured’s eligibility under a group contract ends, the owner’s current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

•	The group contract has terminated; or

•

The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

The insurance amount will not change unless the owner requests a change (See “Change in face amount”). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Conversion right to an individual policy

If life insurance provided under the group contract is not continued upon termination of the insured’s eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

•

The owner’s written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner’s insurance terminates under the group contract.

•

The owner may convert all or a part of the group insurance in effect on the date that the owner’s coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured’s age as of his or her nearest birthday.

•	If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

General provisions of the group contract

Issuance The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

Termination The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days’ notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the “Conversion Right to an Individual Policy” section of this prospectus.

Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Right to Examine Group Contract The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

Entire Group Contract The group contract, the attached copy of the contractholder’s signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

Ownership of Group Contract and Group Contract Changes The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of any person claiming rights or benefits under the group contract. Any such changes made, that are not material to the information presented in this registration statement, may be made without notice to or consent of the certificate owners. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

Postponement of Payments Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner’s request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner’s written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

If mandated by applicable law, we may be required to block an owner’s account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

The Certificate The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

Control of Certificate The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner’s interest will go to his or her estate unless otherwise provided.

Maturity A certificate of insurance under the group contract matures in an amount equal to the certificate’s net cash value upon the insured’s 95th birthday.

Beneficiary The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured’s death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary’s consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

If a beneficiary dies before the insured, that beneficiary’s interest in the certificate ends with that beneficiary’s death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

Change of Beneficiary If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner’s written request will not be effective until it is recorded in our home office records.

After it has been so recorded, it will take effect as of the date the owner signed the request.

However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner’s request was so recorded.

Settlement Options The death benefit proceeds of a certificate will be payable if we receive due proof satisfactory to us of the insured’s death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

We will pay interest on the face amount of single sum death proceeds from the date of the insured’s death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate’s settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured’s death. A settlement option may be selected only if the payments are to be made to a natural person in that person’s own right.

Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

•

Interest Payments This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

•

Fixed Period Annuity This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

•

Life Annuity This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person’s death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

•	Payments of a Specified Amount This is an annuity payable in a specified amount until the proceeds and interest are fully paid.

The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

You may also, if eligible, choose to place the proceeds in a Legacy Account. A Legacy Account is an interest bearing account payable to you. You have control over the money in the Legacy Account and can make withdrawals, up to the full value of the account, anytime without penalty or loss of interest. The assets backing the funds in your Legacy Account will be held by us in our general account and are not guaranteed by the Federal Deposit Insurance Corporation. If you choose to use a Legacy Account, account information, along with a book of drafts will be sent to you. When you write a draft, the financial institution that administers the account accesses our general account to fund your draft request. The financial institution provides recordkeeping and draft clearing services only, it does not maintain any of your funds. As part of our general account, the Legacy Account is backed by the financial strength and claims paying ability of Minnesota Life, although it is subject to the claims of our creditors.

Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of

Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.

Premiums

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

When the certificate is established, the certificate’s specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner’s insurance can be converted to an individual policy of life insurance in the event of such termination. (See “Conversion Right to an Individual Policy”.) The owner’s insurance can continue if the insured’s eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See “Continuation of Group Coverage”.)

Premium limitations

After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See “Federal Tax Status”.) When we receive the signed application, our systems will test the owner’s elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

Allocation of net premiums and account value

Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the “Unit Value” section of this prospectus.

The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this “free look” period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the “free look” period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

Account values

The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate’s loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

We will send the owner a report each year advising the owner of the certificate’s account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner’s request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the “Transfers” section of this prospectus.

Determination of the Guaranteed Account Value The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner’s guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner’s guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

Determination of the Separate Account Value The certificate’s separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate’s interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner’s premium at our home office.

Once determined, the number of units credited to the owner’s certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner’s certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

Unit Value The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

Net Investment Factor The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

•	the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus

•	the per share amount of any dividend or capital gains distribution by the Portfolio if the “ex-dividend” date occurs during the current valuation period; with the sum divided by

•	the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

Daily Values We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds’ shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds’ portfolio securities will not materially affect the current net asset value of such Funds’ shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds’ shares is received by such Fund and (iii)  customary national business holidays on which the New York Stock Exchange is closed for trading.

Standard Death Benefit

If the certificate is in force at the time of the insured’s death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit (“Option A”) and a variable death benefit (“Option B”). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

Option A — level death benefit

The amount of the death benefit for Option A is determined as follows:

•	the face amount of insurance on the insured’s date of death while the certificate is in force; plus

•	the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less

•	any outstanding certificate loans and accrued loan interest charged; less

•	any unpaid monthly deductions determined as of the date of the insured’s death.

Option B — increasing death benefit

The amount of the death benefit for Option B is determined as follows:

•	the face amount of insurance on the insured’s date of death while the certificate is in force; plus

•	the amount of the owner’s account value as of the date we receive due proof of death satisfactory to us; plus

•	the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus

•	any monthly deductions taken under the certificate since the date of death; less

•	any outstanding certificate loans and accrued loan interest charged; less

•	any unpaid monthly deductions determined as of the date of the insured’s death.

At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

Change in face amount

Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See “Charges”.) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the “Federal Tax Status” section. You should consult a tax adviser before changing the face amount of a certificate.

Increases If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

With respect to premiums allocated to an increase, the owner will have the same “free look,” conversion, and refund rights with respect to an increase as with the initial purchase of the owner’s certificate. (See “Free Look”.)

Decreases Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner’s certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see “Federal Tax Status”), the decrease may be limited or the account value may be returned to the owner (at the owner’s election), to the extent necessary to meet these requirements.

Payment of death benefit proceeds

The amount payable as death proceeds upon the insured’s death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See “Other Benefits Available Under the Contract”.)

Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured’s death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured’s death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured’s death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See “Settlement Options”).

When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See “Settlement Options”).

An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

Other Benefits Available Under the Contract

In addition to the standard death benefit associated with your contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Benefits Rider	Provides for the accelerated payment of the insured’s death benefit proceeds if the insured is terminally ill.	Optional	Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the agreement.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Waiver of Premium Rider	Provides for the waiver of the monthly deduction while the insured is totally disabled, subject to certain limitations.	Optional	Insured must have become disabled before the age specified in the agreement.
Accidental Death and Dismemberment Rider	Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury.	Optional	Must provide proof that the death or dismemberment resulted directly from accidental injury and independently of all other causes.
Child Rider	Provides for term insurance on the insured’s children.	Optional	None
Spouse Rider	Provides for term insurance on the insured’s spouse and children.	Optional	None
Policyholder Contribution Rider	Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without the account value which may accumulate due to employee-paid net premiums.	Optional	None

Subject to certain requirements, one or more of the above listed additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits and the availability of additional benefits may be dependent on elections made by the owner. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction.

Accelerated Benefits Rider Provides for the accelerated payment of the insured’s death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured’s death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

Waiver of Premium Rider Provides for the waiver of the monthly deduction while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

Accidental Death and Dismemberment Rider Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

Child Rider Provides for term insurance on the insured’s children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Spouse Rider Provides for term insurance on the insured’s spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Policyholder Contribution Rider Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

Surrenders and Withdrawals

The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See “Federal Tax Status”.)

A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

•	(a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or

•	100 percent of the net cash value.

The maximum will be identified in the certificate.

We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

Free look

It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate’s account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

Loans

The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner’s account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See “Federal Tax Status”.) The maximum loan amount is determined as of the date we receive the owner’s request for a loan.

Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner’s request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the “Transfers” section of this prospectus.

When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner’s separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner’s loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner’s account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

Loan interest

The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate’s guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

Loan repayments

If the certificate is in force, the loan can be repaid in part or in full at any time before the insured’s death. The loan may also be repaid within 60 days after the date of the insured’s death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the “Transfers” section of this prospectus. Loan repayments reduce the owner’s outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

Lapse and Reinstatement

Lapse

Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate’s monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured’s death, will be paid if death occurs during the grace period.

Reinstatement

A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured’s insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

Federal Tax Status

Introduction

This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (“IRS”). We have not attempted to consider any applicable state or other tax laws.

Taxation of Minnesota Life and the Minnesota Life Variable Universal Life Account

We are taxed as a “life insurance company” under the Internal Revenue Code (the, “Code”). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account’s activities. The separate account is not taxed as a “regulated investment company” under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

Tax status of certificates

Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

Diversification of investments

Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be “adequately diversified” in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio’s assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be “adequately diversified.”

Owner control

In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

Tax treatment of policy benefits

On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual’s contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts (“investment in the certificate”). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate’s maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

Modified endowment contracts

It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1⁄2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

It should be noted, in addition, that a certificate which is subject to a “material change” shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the certificate’s flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

Multiple policies

All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

Withholding

To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

Business uses of policy

The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Other taxes

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

Employer-owned life insurance contracts

The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the “amount received under the contract” to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-individual owners and business beneficiaries of policies

If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the certificate. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

Split-dollar arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative minimum tax

There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner’s estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner’s estate upon the owner’s death. The certificate would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

Tax Cuts and Jobs Act

The Tax Cuts and Jobs Act (“TCJA”) established new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

For 2026, the federal estate tax, gift tax, and tax exemptions and maximum rates are $15,000,000 and 40%, respectively.

The Code’s complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

Tax Shelter Regulations

Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

Medicare Tax on Investment Income

Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Life Insurance Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.

Legal Proceedings

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Universal Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Universal Life Account, or the ability of Minnesota Life to meet its obligations under the certificates. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Universal Life Account.

Financial Statements

The financial statements of the Minnesota Life Variable Universal Life Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from us upon request. To request a Statement of Additional Information, call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

Statement of Additional Information

The Statement of Additional Information (SAI), contains more information about the contracts. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. For a free paper copy of the SAI, to request other information about the certificates, and to make investor inquiries, call us at 1-800-843-8358 or write to us at:

Minnesota Life Insurance Company

400 Robert Street North

Saint Paul, MN 55101

Reports and other information about the Minnesota Life Variable Universal Life Account are available on the SEC’s website: http://www.sec.gov, via its EDGAR database, and copies of this information may be obtained, upon request of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov.

Contract (Class) Identification No: C000004529

Appendix A — Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at lifebenefits.com. You can also request this information at no cost by calling 1-800-843-8358 or by sending an email request to LifeBenefits@securian.com. New York residents, please email us at GroupNYservice@securian.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.59%	15.07%	6.89%	7.53%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.57%	18.15%	9.08%	9.32%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.59%²	11.94%	4.68%	5.73%
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
The fund’s investment objective is to provide long-term growth of capital.	Global Growth Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.40%²	21.98%	8.51%	12.46%
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.57%²	28.60%	5.59%	9.53%

A-1

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Fidelity® Variable Insurance Products Funds
Seeks long-term capital appreciation.	Contrafund® Portfolio – Initial Class Shares± Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.46%	19.02%	12.51%	11.60%
Seeks a high level of current income, while also considering growth of capital.	High Income Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.81%²	10.36%	4.22%	5.59%

To seek to provide total return through a combination of capital appreciation and current income.	Nomura VIP Balanced Series – Service Class Shares Investment Adviser: Nomura Management Company	1.03%²	11.79%	7.85%	8.38%
To seek to provide capital growth and appreciation.	Nomura VIP Core Equity Series – Service Class Shares Investment Adviser: Nomura Management Company	0.95%²	15.30%	13.79%	13.78%
To seek to provide total return through a combination of high current income and capital appreciation.	Nomura VIP High Income Series – Service Class Shares Investment Adviser: Nomura Management Company	0.97%	7.17%	3.73%	5.56%
To seek to provide capital growth and appreciation.	Nomura VIP International Core Equity Series – Service Class Shares Investment Adviser: Nomura Management Company	1.11%²	24.17%	7.83%	6.62%
To seek to provide growth of capital.	Nomura VIP Small Cap Growth Series – Service Class Shares Investment Adviser: Nomura Management Company	1.15%²	13.39%	2.20%	8.69%
To seek to provide capital appreciation.	Nomura VIP Smid Cap Core Series – Service Class Shares Investment Adviser: Nomura Management Company	1.19%²	8.39%	8.07%	9.91%

A-2

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
To seek to provide capital appreciation.	Nomura VIP Value Series – Service Class Shares Investment Adviser: Nomura Management Company	0.98%²	9.41%	9.49%	8.92%
Janus Aspen Series
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Securian Funds Trust
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 2 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.80%	7.40%	-0.47%	2.10%
Seeks to provide growth of capital.	SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund) Investment Adviser: Securian Asset Management, Inc. Subadviser: Nomura Management Company	0.96%	8.72%	12.03%	15.42%
Seeks to provide growth of capital.	SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund) Investment Adviser: Securian Asset Management, Inc. Subadviser: Nomura Management Company	1.34%	13.13%	2.17%	10.58%
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.66%	3.63%	2.75%	1.67%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.57%	6.87%	8.46%	10.08%
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.42%	17.29%	13.88%	14.29%

A-3

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 2 Shares Investment Adviser: Cohen & Steers	1.24%	2.16%	5.21%	4.97%
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	0.78%	14.17%	11.67%	13.15%
Vanguard® Variable Insurance Fund
Seeks long-term capital appreciation and income.	Diversified Value Portfolio Investment Adviser: Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC	0.28%	16.83%	13.24%	11.76%
Seeks to track the performance of a broad, market-weighted bond index.	Total Bond Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%

[1]	Current Expenses are each Fund’s total annual operating expenses.

[2]	This Fund’s Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

±	Only available in group contracts with a Mortality and Expense Risk Charge of .25%.

+

Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Minnesota Life Variable Universal Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

A-4

Prospectus

Minnesota Life Variable

Universal Life Account

Minnesota Life Insurance Company

Variable Universal Life Insurance Policy

This prospectus describes variable universal life insurance policies and certificates issued by Minnesota Life Insurance Company (“Minnesota Life”, “we”, “us” or “our”).

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an “insured”) and the flexibility to vary premium payments. Certificates are documents, generally held by individuals (“certificate owner”, “owner” or “you”), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance (“group sponsor” or “contractholder”) for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract. This product is no longer available for sales.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account (“separate account”), each of which invests exclusively in one of the portfolios listed in Appendix A. The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

Notice of Your Right to Examine the Certificate

If you are a new owner, you may return the certificate to us within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. If the certificate is returned, you will receive, within seven days of the date we receive the notice of cancellation, a full refund of the premiums paid or the net cash value of the certificate, if greater. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

A prospectus for each of the portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

Please note that the policy, certificates and the portfolios:

•	are not guaranteed to achieve their goals;
•	are not federally insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.

The SEC has not approved the policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance, has been prepared by the staff at the SEC and is available at www.Investor.gov.

The policy and certificates are not available in all states. This prospectus does not offer the policies or certificates in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The date of this prospectus and the statement of additional information is May 1, 2026.

Minnesota Life Insurance Company

400 Robert Street North • St. Paul, Minnesota 55101-2098

Key Information

Important Information You Should Consider About the Certificate

	Fees and Expenses			Location in Prospectus

Transaction Charges

We may assess certain transaction charges, including:

•

We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued.

•

We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes.

•

For certificates deemed to be group certificates for purposes of the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 1.25% of premium.

•

For certificates under some group-sponsored insurance programs, if you elect to take a partial surrender, we may assess a partial surrender transaction charge, not to exceed the lesser of $25 or 2 percent of the amount withdrawn.

•

We reserve the right to charge an amount, not to exceed $10 per transfer, for transfers of net cash value between the guaranteed account and separate account.

				Charges

Ongoing Charges and Expenses (annual charges)

In addition to transaction charges, the certificate is subject to certain ongoing charges and expenses, including the administration charge, cost of insurance charge, and mortality and expense risk charge. These charges and fees vary based on the group-sponsored insurance program under which the certificate is issued.

You should refer to your certificate for rates that are applicable to you.

The table below describes the total annual portfolio operating expenses (expenses that are deducted from portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses) that you will pay while you are a certificate holder.

The table shows the minimum and maximum expenses (as a percentage of portfolio assets) charged by any of the portfolios for the fiscal year ended December 31, 2025. More details concerning each portfolio’s fees and expenses are contained in Appendix A.

				Charges
	Annual Fee	Minimum	Maximum
	Portfolio Operating Expenses	0.17%	1.89%

	Risks	Location in Prospectus

Risk of Loss	You have the risk that you can lose money by investing in the certificate.	Principal Risks of Investing in the Certificate

Not a Short-Term Investment	The certificate is not a short-term investment and may not be appropriate for owners who need ready access to cash. The certificate combines both life insurance protection and the potential for the accumulation of cash values; however, it contains costs, such as cost of insurance and other expenses that, in the short term, may reduce the amount of account value available to the owner.	Principal Risks of Investing in the Certificate

Risks Associated with Investment Options	The account value, to the extent invested in a sub-account, is subject to the risk of poor investment performance and can vary with the positive or negative investment experience of the corresponding portfolio. Each investment option will have its own unique risks. The owner should review these investment options before making an investment in the certificate.	Principal Risks of Investing in the Certificate

Insurance Company Risks	Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the death benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. The guaranteed account and the loan account are part of our general account. Our general account consists of all assets owned by us other than those in the separate account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 1-800-843-8358 for additional information or visit our website at www.securian.com/about-us/ratings.	Principal Risks of Investing in the Certificate

Contract Lapse	There is the risk that the certificate will lapse. If your certificate terminates, no death benefit will be paid if the insured dies. As described in the “Termination” and “Reinstatement” sections of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a terminated certificate, subject to certain conditions. Certificate loans may increase the risk that the certificate will terminate. If a certificate terminates with an outstanding loan, there may be significant adverse tax consequences to the owner.	Termination and Reinstatement

	Restrictions	Location in Prospectus

Investments

•

We reserve the right to limit the size, number and frequency of transfers.

•

We reserve the right to limit the amount of a certificate loan, and restrict certificate, withdrawals, and surrenders.

•

We reserve the right to restrict the allocation of premium into the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

•

We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

•

We reserve the right to remove a sub-account or substitute another mutual fund or portfolio for a sub-account.

Policy Limitations

	Taxes	Location in Prospectus

Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the certificate. Full and partial surrenders could be subject to ordinary income tax.	Taxes (Tax Treatment of Policy Benefits)

	Conflicts of Interest	Location in Prospectus

Investment Professional Compensation	We pay broker-dealers that sell our policies a commission that is based upon the premium you pay. The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our policies. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the policy over another investment.	Policy Charges (Compensation Paid for the Sale of Policies)

Overview of the Policy

Purpose

This prospectus describes two versions of the Minnesota Life Variable Group Universal Life Insurance policy, the “1980 CSO policy” and the “2001 CSO policy,” along with the related certificates. In states where the policy and certificate forms were approved, the 1980 CSO policy and certificates were issued prior to January 1, 2009, and the 2001 CSO policy and certificates were issued between January 1, 2009 and June 30, 2016. The policy and certificates are no longer sold as of July 1, 2016.

A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. You should only purchase a certificate if you need death benefit protection.

A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deductions. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate.

Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate’s net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

Premiums

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

When the certificate is established, the certificate’s specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner’s insurance can be converted to an individual policy of life insurance in the event of such termination. (See “Conversion Right to an Individual Policy”.) The owner’s insurance can continue if the insured’s eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See “Continuation of Group Coverage”.)

Premium limitations

After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See “Federal Tax Status”.) When we receive the signed application, our systems will test the owner’s elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

Allocation of Net Premiums and Account Value

Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the “Unit Value” section of this prospectus.

Additional information about the separate account sub-accounts is provided in Appendix A to this Prospectus, “Portfolio Companies Available Under the Contract.”

The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this “free look” period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the “free look” period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

Summary of Death Benefit Options

We offer two death benefit options under the certificate. Under “Option A”, a level death benefit, the death benefit is the face amount of the certificate. Under “Option B”, a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. Under “Option A,” the death benefit payable will generally not be affected by either the negative or positive investment performance of the investment options. Under “Option B,” the death benefit payable will reflect the investment performance of the investment options in which account value has been invested. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

Access to Account Values

The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured’s lifetime.

The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner’s account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner’s account value may be subject to conditions described in the certificate or under the “Account Values”, “Surrenders and Withdrawals” and “Loans” sections of this prospectus.

In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See “Federal Tax Status”.) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

Additional Benefits

Subject to certain requirements, additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits. Certain riders may not be available in all states. The terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. Some additional benefits will have charges associated with them. We offer four riders that provide supplemental insurance benefits under a certificate.

•	Accelerated Benefits Rider*

•	Child Rider

•	Spouse Rider

•	Policyholder Contribution Rider*

*	There is no charge for the Accelerated Benefits Rider or the Policy Contribution Rider.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the certificate. Please refer to your certificate specifications page for information about the specific fees you will pay each year based on the options you have elected. Except as otherwise specifically noted in the tables below, the fees and expenses are the same for each of the 1980 CSO Policy and the 2001 CSO Policy. More information about your charges is available upon request by contacting us at 1-800-843-8358 or the address listed on the cover page of this prospectus.

Transaction Fees

This table describes the fees and expenses that are payable at the time that you buy the certificate, pay premiums, surrender the certificate, change the certificate or make transfers between the investment options.

Charge	When Charge is Deducted	Guaranteed Charge

Sales Charge(1)	Upon premium payment, expressed as a percentage of premium payment	5 percent

Premium Tax Charge(2)	Upon premium payment, expressed as a percentage of premium payment	4 percent

OBRA Expense Charge(3)	Upon premium payment, expressed as a percentage of premium payment	1.25 percent(4)

Partial Surrender Charge	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25

Transfer Fee	Upon partial surrender, expressed as a percentage of amount surrendered	$10

(1)	The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

(2)	The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

(3)

The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the “OBRA Expense Charge” section of this prospectus.

(4)

For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”) the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

The next table describes the fees and expenses that you will pay periodically during the time that you own the certificate, not including portfolio fees and expenses. The table also includes rider charges that will apply if you purchase any rider(s) identified below.

Periodic Charges Other Than Investment Option Operating Expenses

The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

1980 CSO Policy

Charge	When Charge is Deducted	Guaranteed Charge

Cost of Insurance Charge(1)(2)
Maximum & Minimum Charge

Maximum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$32.01 per $1,000

Minimum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02 per $1,000

Charge for certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.56 per $1,000

Mortality and Expense Risk Charge(3)	On each valuation date, expressed as a percentage of the average daily assets of the separate account per year	.25%

Monthly Administration Charge(4)	On the certificate date and each subsequent monthly anniversary	$4.00

Loan Interest Charge	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	8% annually

Loan Interest Spread(5)	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	1% annually

(1)

The cost of insurance charge will vary depending upon the insured’s attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. New York Residents please email us at GroupNYservice@securian.com.

(2)	The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(3)

The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(4)

The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(5)

The loan interest spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the “Loan Interest” section of this prospectus.

2001 CSO Policy

Charge	When Charge is Deducted	Guaranteed Charge

Cost of Insurance Charge(1)(2) Maximum & Minimum Charge

Maximum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$41.36 per $1,000

Minimum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02 per $1,000

Charge for certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.56 per $1,000

Mortality and Expense Risk Charge(3)	On each valuation date, expressed as a percentage of the average daily assets of the separate account per year	.25%

Monthly Administration Charge(4)	On the certificate date and each subsequent monthly anniversary	$4.00

Loan Interest Charge	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	8% annually

Loan Interest Spread(5)	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	1% annually

(1)

The cost of insurance charge will vary depending upon the insured’s attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. New York Residents please email us at GroupNYservice@securian.com.

(2)	The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(3)	The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(4)

The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(5)

The loan interest spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the “Loan Interest” section of this prospectus.

1980 CSO Policy

Charge for Agreement(1)	When Charge is Deducted	Guaranteed Charge

Child Rider Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$.35 per $1,000

Spouse Rider Charge

Maximum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$32.01 per $1,000

Minimum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02 per $1,000

Charge for certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.84 per $1,000

(1)

The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

2001 CSO Policy

Charge for Agreement(1)	When Charge is Deducted	Guaranteed Charge

Child Rider Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$.35 per $1,000

Spouse Rider Charge

Maximum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$41.36 per $1,000

Minimum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02 per $1,000

Charge for Agreement(1)	When Charge is Deducted	Guaranteed Charge

Charge for certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.84 per $1,000

(1)

The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the certificate. A complete list of Portfolio Companies available under the certificate, including their annual expenses, may be found at the back of this document.

Total Annual Operating Expenses of the Funds(1)(2)

The next table describes the total annual portfolio operating expenses that you will pay while you own the certificate. The table shows the minimum and maximum expenses (as a percentage of portfolio assets) charged by any of the portfolios for the fiscal year ended December 31, 2025. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Fee Description	Minimum	Maximum

Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.17%	1.89%

(1)	If the certificate owner is deemed to have engaged in “market-timing” the funds may assess redemption fees. See “Market-Timing and Disruptive Trading.”

(2)	The minimum and maximum Total Annual Portfolio Operating Expense figures in the above table do not reflect the effect of any fee waiver or expense reimbursement arrangement.

Principal Risks of Investing in the Certificate

Sub-Account Investment Risk. Your account value under the certificate, to the extent invested in the sub-accounts of the separate account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the sub-accounts may reduce your account value under the certificate. You are also subject to the risk that the investment performance of the sub-accounts you select may be less favorable than that of other sub-accounts, and in order to keep the certificate in force you may be required to pay more premiums than originally planned. Additionally, you could lose money you have invested in the certificate due to poor investment performance of the sub-accounts. The certificate also offers you the opportunity to have your account value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The death benefit may also increase and decrease with investment experience.

Portfolio Risks. There is no assurance that any portfolio will achieve its stated investment objective. A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the portfolios’ prospectuses for more information. The amounts you invest in a particular portfolio are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money by investing in the portfolios.

Risks Associated with Certain Funds. Certain funds use managed volatility strategies to help limit the fund’s overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a fund’s ability to participate in rising equity markets compared to otherwise similar funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a fund compared to other similar funds that do not employ such a strategy, investment in a fund could limit the growth of account value under the certificate.

Loan Risks. A loan, whether or not repaid, will affect the value of your certificate over time because the amounts borrowed do not participate in the investment performance of the sub-accounts. In addition, a charge is deducted from your account value each month while there is a loan outstanding. The death benefit is reduced by the amount of any outstanding indebtedness. If you surrender the certificate or allow it to lapse while a loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly. Certificate indebtedness reduces the surrender value and increases the risk that your certificate will lapse.

Certificate Termination. There is the risk that the certificate may terminate or lapse. If your certificate terminates or lapses, all of the agreements added to the certificate will also terminate or lapse. Termination will occur when there is no account value, or the loan amount (plus accrued interest) equals the account value, and you do not make a payment into the certificate during the grace period. You may reinstate a terminated or lapsed certificate, subject to certain conditions. Loans may increase the risk that the certificate will terminate or lapse. If a certificate terminates or lapses with an outstanding loan, there may be significant adverse tax consequences to the owner.

Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the certificate in force. The deduction of monthly certificate charges will reduce your account value.

The certificate may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, sub-account values could decline depending upon changes in the underlying funds. Depending upon the timing of withdrawals, owners could lose all or part of their premium payments.

Risks Associated with the General Account. The guaranteed account and the loan account are part of our general account. Our general account consists of all assets owned by us other than those in the separate account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the death benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees.

Access to Cash Values through Partial Surrenders and Withdrawals. You should purchase the certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the certificate if you intend to surrender all or part of your certificate in the near future. Your ability to access the certificate’s account value is subject to limitations on amounts that may be withdrawn.

Surrender and Partial Surrenders. Surrendering the certificate or taking partial surrenders may have significant tax consequences. If you surrender your certificate, you may be assessed a surrender charge, which may be significant. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the account value and will reduce the death benefit and increase the risk of termination. See “Federal Tax Status.”

Cybersecurity Risks

Our variable insurance product business is highly dependent upon the effective operation of our computer and technology systems and networks and those of Our business partners, so Our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information.

Cyber-attacks affecting Us, the Portfolios, or our intermediaries and other affiliated or third-party service providers, administrators, distributors and vendors (“Intermediaries”) may adversely affect Our and Your product values. For instance, cyber-attacks may interfere with Our processing of contract transactions (including the processing of orders through Our online service centers or with the Portfolios); impact Our ability to calculate values and make payments; cause the unauthorized access and possible destruction of our proprietary information or our clients’ confidential personal information; subject Us and/or Our Intermediaries to regulatory fines, litigation and financial losses; adversely impact our business operations and financial condition; and/or cause reputational damage.

Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value.

The constant change in technologies and increased sophistication and activities of hackers and others, including the advances in criminal capabilities and the discovery of new vulnerabilities, continue to pose new and significant cybersecurity threats. These events may be beyond control and cannot be fully mitigated or foreseen. Additionally, cybersecurity threats and incidents have dramatically increased in recent years, financial services companies and their intermediaries are increasingly the targets of cyber-attacks, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.

We have implemented and maintain administrative, technical and physical security measures that are reasonably designed to protect against cybersecurity threats, and require our Intermediaries to meet certain information security standards. However, there can be no assurance that that We or the Portfolios or our Intermediaries will avoid adverse impacts or losses affecting Your contract due to cyber-attacks or information security breaches in the future.

Even if we successfully protect our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. These risks are common to all insurers and financial service providers.

General Description of Registrant, Depositor, and Portfolio Companies

Minnesota Life Insurance Company

We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

Minnesota Life Variable Universal Life Account

On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a “unit investment trust” with the Securities and Exchange

Commission under the Investment Company Act of 1940. The separate account meets the definition of a “separate account” under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. Minnesota Life is obligated to pay all amounts promised to owners and beneficiaries under the certificate. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account’s own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account is divided into sub-accounts, each of which currently invests in one of the portfolios shown on Appendix A. Your group sponsor insurance program, however, may limit the portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the portfolios.

The Portfolios

The name of each of the portfolios, fund type and investment objectives, the investment adviser and/or sub-adviser, current expenses and performance information may be found in Appendix A. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio’s investment techniques and risks associated with its investments. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 1-800-843-8358. You should carefully read the prospectuses for the portfolios before investing.

Voting Rights

We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner’s instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner’s next semi-annual report.

Charges

Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

Premium Expense Charges

The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate’s net cash value.

Sales Charge We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

Premium Tax Charge We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA Expense Charge Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

Account Value Charges

The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

Monthly Deduction The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner’s certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

We may deduct an administration charge from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

The monthly cost of insurance will be calculated by multiplying the applicable cost of insurance rate based on the insured’s attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables (“1980 CSO Table”) (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables (“2001 CSO Table”) (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

Partial Surrender Charge For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

Transfer Charge There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

Additional Benefits Charges Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the “Other Benefits Available Under the Contract” section of this prospectus.

Separate Account Charges

We assess a mortality and expense risk charge directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .25 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that: (1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

Guarantee of Certain Charges

We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

Payments Made by Underlying Mutual Funds

Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund’s 12b-1 plan, under which the payments are deducted from the fund’s assets and described in the fee table included in the fund’s prospectus. 12b-1 payments from underlying funds range in amount from 0% to .25% of fund assets held in the Separate Account. These payments decrease a fund’s investment return.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund’s investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life’s aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/ redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account’s omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund’s investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers’ affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. Several of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds’ investment advisers (or the advisers’ affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life’s profit will be greater the longer a certificate is held and the greater a certificate’s investment return.

Distribution of Certificates

The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. (“Securian Financial”) or of other broker-dealers who have entered into selling agreements with Securian Financial (“Selling Firms”). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

Fund Charges

Shares of the funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the portfolios of the funds. Advisory fees and portfolio expense fees of the fund are described in each fund’s prospectus.

General Description of the Group Policy and the Certificates

Applications and Issuance

We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract’s specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured’s death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage (“issue date”).

Premium Allocations

When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

Additions, Deletions or Substitutions

We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds’ Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds’ shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

The Guaranteed Account

The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

Because of exemptive and exclusionary provisions, interests in Minnesota Life’s guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

Transfers

The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

Market Timing This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as “market timing.” Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of — or otherwise modify, condition or terminate — any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

•	the dollar amount of the transfer(s);

•	whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

•	whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

•	the number of transfers in the previous calendar quarter;

•

whether the transfers during a quarter constitute more than two “round trips” in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios’ policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

Guaranteed Account Transfer Restrictions There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

Other Transfer Information For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner’s request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

The owner’s instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit requests for transfers or surrenders by emailing LifeBenefits@Securian.com. New York Residents please email us at GroupNYservice@securian.com.

We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.

Dollar Cost Averaging

We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the SFT Government Money Market Fund Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

To elect dollar cost averaging the owner must have at least $3,000 in the SFT Government Money Market Fund Sub-Account. The automatic transfer amount from the SFT Government Money Market Fund Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the SFT Government Money Market Fund Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the SFT Government Money Market Fund Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

Continuation of Group Coverage

If the insured’s eligibility under a group contract ends, the owner’s current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

•	The group contract has terminated; or

•

The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

The insurance amount will not change unless the owner requests a change (See “Change in face amount”). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Conversion Right to an Individual Policy

If life insurance provided under the group contract is not continued upon termination of the insured’s eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

•

The owner’s written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner’s insurance terminates under the group contract.

•

The owner may convert all or a part of the group insurance in effect on the date that the owner’s coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured’s age as of his or her nearest birthday.

•	If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

General Provisions of the Group Contract

Issuance The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

Termination The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days’ notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the “Conversion Right to an Individual Policy” section of this prospectus.

Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Right to Examine Group Contract The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

Entire Group Contract The group contract, the attached copy of the contractholder’s signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

Ownership of Group Contract and Group Contract Changes The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of any person claiming rights or benefits under the group contract. Any such changes made, that are not material to the information presented in this registration statement, may be made without notice to or consent of the certificate owners. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

Postponement of Payments Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner’s request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner’s written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

If mandated by applicable law, we may be required to block an owner’s account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

The Certificate The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

Control of Certificate The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner’s interest will go to his or her estate unless otherwise provided.

Maturity A certificate of insurance under the group contract matures in an amount equal to the certificate’s net cash value upon the insured’s 95th birthday.

Beneficiary The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured’s death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary’s consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

If a beneficiary dies before the insured, that beneficiary’s interest in the certificate ends with that beneficiary’s death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

Change of Beneficiary If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner’s written request will not be effective until it is recorded in our home office records.

After it has been so recorded, it will take effect as of the date the owner signed the request.

However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner’s request was so recorded.

Settlement Options The death benefit proceeds of a certificate will be payable if we receive due proof satisfactory to us of the insured’s death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

We will pay interest on the face amount of single sum death proceeds from the date of the insured’s death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate’s settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured’s death. A settlement option may be selected only if the payments are to be made to a natural person in that person’s own right.

Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

•	Interest Payments This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us.

Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

•

Fixed Period Annuity This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

•

Life Annuity This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person’s death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

•	Payments of a Specified Amount This is an annuity payable in a specified amount until the proceeds and interest are fully paid.

The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

You may also, if eligible, choose to place the proceeds in a Legacy Account. A Legacy Account is an interest bearing account payable to you. You have control over the money in the Legacy Account and can make withdrawals, up to the full value of the account, anytime without penalty or loss of interest. The assets backing the funds in your Legacy Account will be held by us in our general account and are not guaranteed by the Federal Deposit Insurance Corporation. If you choose to use a Legacy Account, account information, along with a book of drafts will be sent to you. When you write a draft, the financial institution that administers the account accesses our general account to fund your draft request. The financial institution provides recordkeeping and draft clearing services only, it does not maintain any of your funds. As part of our general account, the Legacy Account is backed by the financial strength and claims paying ability of Minnesota Life, although it is subject to the claims of our creditors.

Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.

Premiums

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

When the certificate is established, the certificate’s specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner’s insurance can be converted to an individual policy of life insurance in the event of such termination. (See “Conversion Right to an Individual Policy”.) The owner’s insurance can continue if the insured’s eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See “Continuation of Group Coverage”.)

Premium Limitations

After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See “Federal Tax Status”.) When we receive the signed application, our systems will test the owner’s elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

Allocation of Net Premiums and Account Value

Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the “Unit Value” section of this prospectus.

The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this “free look” period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the “free look” period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

Account Values

The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate’s loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

We will send the owner a report each year advising the owner of the certificate’s account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner’s request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the “Transfers” section of this prospectus.

Determination of the Guaranteed Account Value The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-

accounts of the separate account and charges assessed against the owner’s guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs implemented on or before July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented after July 1, 2002, the minimum guaranteed annual rate is 3 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner’s guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

Determination of the Separate Account Value The certificate’s separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate’s interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner’s premium at our home office.

Once determined, the number of units credited to the owner’s certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner’s certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

Unit Value The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

Net Investment Factor The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

•	the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus

•	the per share amount of any dividend or capital gains distribution by the Portfolio if the “ex-dividend” date occurs during the current valuation period; with the sum divided by

•	the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

Daily Values We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds’ shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds’ portfolio securities will not materially affect the current net asset value of such Funds’ shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds’ shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.

Standard Death Benefit

If the certificate is in force at the time of the insured’s death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit (“Option A”) and a variable death benefit (“Option B”). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

Option A — Level Death Benefit

The amount of the death benefit for Option A is determined as follows:

•	the face amount of insurance on the insured’s date of death while the certificate is in force; plus

•	the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less

•	any outstanding certificate loans and accrued loan interest charged; less

•	any unpaid monthly deductions determined as of the date of the insured’s death.

Option B — Increasing Death Benefit

The amount of the death benefit for Option B is determined as follows:

•	the face amount of insurance on the insured’s date of death while the certificate is in force; plus

•	the amount of the owner’s account value as of the date we receive due proof of death satisfactory to us; plus

•	the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus

•	any monthly deductions taken under the certificate since the date of death; less

•	any outstanding certificate loans and accrued loan interest charged; less

•	any unpaid monthly deductions determined as of the date of the insured’s death.

At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

Change in Face Amount

Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See “Charges”.) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the “Federal Tax Status” section. You should consult a tax adviser before changing the face amount of a certificate.

Increases If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

With respect to premiums allocated to an increase, the owner will have the same “free look,” conversion, and refund rights with respect to an increase as with the initial purchase of the owner’s certificate. (See “Free Look”.)

Decreases Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner’s certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see “Federal Tax Status”), the decrease may be limited or the account value may be returned to the owner (at the owner’s election), to the extent necessary to meet these requirements.

Payment of Death Benefit Proceeds

The amount payable as death proceeds upon the insured’s death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See “Other Benefits Available Under the Contract”.)

Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured’s death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured’s death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured’s death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See “Settlement Options”).

When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See “Settlement Options”).

An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

Other Benefits Available Under the Contract

In addition to the standard death benefit associated with your contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations

Accelerated Benefits Rider	Provides for the accelerated payment of the insured’s death benefit proceeds if the insured is terminally ill.	Optional	Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the agreement.

Child Rider	Provides for term insurance on the insured’s children.	Optional	None

Spouse Rider	Provides for term insurance on the insured’s spouse and children.	Optional	None

Policyholder Contribution Rider	Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without the account value which may accumulate due to employee-paid net premiums.	Optional	None

Subject to certain requirements, one or more of the above listed additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction.

Accelerated Benefits Rider Provides for the accelerated payment of the insured’s death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured’s death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

Child Rider Provides for term insurance on the insured’s children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Spouse Rider Provides for term insurance on the insured’s spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Policyholder Contribution Rider Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

Surrenders and Withdrawals

The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See “Federal Tax Status”.)

A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

•	(a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or

•	100 percent of the net cash value.

The maximum will be identified in the certificate.

We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

Free Look

It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate’s account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

Loans

The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner’s account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See “Federal Tax Status”.) The maximum loan amount is determined as of the date we receive the owner’s request for a loan.

Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner’s request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the “Transfers” section of this prospectus.

When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner’s separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner’s loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner’s account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

Loan Interest

The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 7 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 7 percent annually, and compounded for the number of days since loan interest charges were last updated.

Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate’s guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

Loan Repayments

If the certificate is in force, the loan can be repaid in part or in full at any time before the insured’s death. The loan may also be repaid within 60 days after the date of the insured’s death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the “Transfers” section of this prospectus. Loan repayments reduce the owner’s outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

Lapse and Reinstatement

Lapse

Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate’s monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured’s death, will be paid if death occurs during the grace period.

Reinstatement

A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured’s insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

Federal Tax Status

Introduction

This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (“IRS”). We have not attempted to consider any applicable state or other tax laws.

Taxation of Minnesota Life and the Minnesota Life Variable Universal Life Account

We are taxed as a “life insurance company” under the Internal Revenue Code (the, “Code”). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account’s activities. The separate account is not taxed as a “regulated investment company” under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

Tax status of Certificates

Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

Diversification of Investments

Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be “adequately diversified” in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio’s assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be “adequately diversified.”

Owner Control

In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual’s contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts (“investment in the certificate”). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate’s maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

Modified Endowment Contracts

It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1⁄2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

It should be noted, in addition, that a certificate which is subject to a “material change” shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the certificate’s flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

Multiple Policies

All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

Withholding

To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

Business Uses of Policy

The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Other Taxes

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

Employer-Owned Life Insurance Contracts

The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the “amount received under the contract” to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-Individual Owners and Business Beneficiaries of Policies

If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the certificate. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

Split-Dollar Arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax

There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner’s estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner’s estate upon the owner’s death. The certificate would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

Tax Cuts and Jobs Act

The Tax Cuts and Jobs Act (“TCJA”) established new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

For 2026, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $15,000,000 and 40%, respectively.

The Code’s complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

Tax Shelter Regulations

Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

Medicare Tax on Investment Income

Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Life Insurance Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a

United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.

Legal Proceedings

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Universal Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Universal Life Account, or the ability of Minnesota Life to meet its obligations under the certificates. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Universal Life Account.

Financial Statements

The financial statements of the Minnesota Life Variable Universal Life Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from us upon request. To request a Statement of Additional Information, call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

Statement of Additional Information

The Statement of Additional Information (SAI) dated May 1, 2026, contains more information about the contracts. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. For a free paper copy of the SAI, to request other information about the certificates, and to make investor inquiries, call us at 1-800-843-8358 or write to us at:

Minnesota Life Insurance Company

400 Robert Street North

Saint Paul, MN 55101

Reports and other information about the Minnesota Life Variable Universal Life Account are available on the SEC’s website: http://www.sec.gov, via its EDGAR database, and copies of this information may be obtained, upon request of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov.

Contract (Class) Identification No: C000004529

Appendix A — Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at lifebenefits.com. You can also request this information at no cost by calling 1-800-843-8358 or by sending an email request to LifeBenefits@securian.com. New York residents, please email us at GroupNYservice@securian.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco V.I. Global Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
To seek to provide capital growth and appreciation.	Nomura VIP International Core Equity Series – Service Class Shares Investment Adviser: Nomura Management Company	1.11%²	24.17%	7.83%	6.62%
To seek to provide growth of capital.	Nomura VIP Science and Technology Series – Service Class Shares Investment Adviser: Nomura Management Company	1.15%	33.36%	13.71%	17.20%
Lord Abbett Series Fund, Inc.
Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market.	Mid Cap Stock Portfolio – Class VC Shares Investment Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
MFS® Variable Insurance Trust
To seek total return with an emphasis on current income, but also considering capital appreciation.	MFS® Total Return Bond Series – Initial Class Investment Adviser: Massachusetts Financial Services Company	0.53%²	7.17%	0.15%	2.63%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® Emerging Markets Equity Portfolio – Initial Class Investment Adviser: Massachusetts Financial Services Company	1.23%²	33.65%	4.37%	7.92%
Pioneer Variable Contracts Trust
Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Mid Cap Value VCT Portfolio – Class I Shares Investment Adviser: Amundi Asset Management US, Inc.	0.76%²	11.19%	11.16%	9.01%

A-1

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Securian Funds Trust
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 1 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.55%	7.67%	-0.22%	2.36%
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.66%	3.63%	2.75%	1.67%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc.	0.32%	7.14%	8.73%	10.36%
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc.	0.17%	17.64%	14.17%	14.58%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 1 Shares Investment Adviser: Cohen & Steers	1.00%	2.42%	5.47%	5.23%
VanEck VIP Trust
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources – Initial Class Shares Investment Adviser: Van Eck Associates Corporation	1.08%	36.48%	10.51%	8.33%

[1]	Current Expenses are each Fund’s total annual operating expenses.

[2]	This Fund’s Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

‡	No longer available for transfers or allocations in your policy.

+

Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Minnesota Life Variable Universal Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

A-2

Prospectus

Minnesota Life Variable

Universal Life Account

Minnesota Life Insurance Company

Variable Universal Life Insurance Policy

This prospectus describes variable universal life insurance policies and certificates issued by Minnesota Life Insurance Company (“Minnesota Life”, “we”, “us” or “our”).

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an “insured”) and the flexibility to vary premium payments.

Certificates are documents, generally held by individuals (“certificate owner”, “owner” or “you”), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance (“group sponsor” or “contractholder”) for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract. This product is no longer available for sales.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account (“separate account”), each of which invests exclusively in one of the portfolios listed in Appendix A. The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

Notice of Your Right to Examine the Certificate

If you are a new owner, you may return the certificate to us within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. If the certificate is returned, you will receive, within seven days of the date we receive the notice of cancellation, a full refund of the premiums paid or the net cash value of the certificate, if greater. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

A prospectus for each of the portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

Please note that the policy, certificates and the portfolios:

•	are not guaranteed to achieve their goals;
•	are not federally insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.

The SEC has not approved the policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance, has been prepared by the staff at the SEC and is available at www.Investor.gov.

The policy and certificates are not available in all states. This prospectus does not offer the policies or certificates in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The date of this prospectus and the statement of additional information is May 1, 2026.

Minnesota Life Insurance Company

400 Robert Street North

St. Paul, Minnesota 55101-2098

Key Information

Important Information You Should Consider About the Certificate

	Fees and Expenses			Location in Prospectus
Transaction Charges

We may assess certain transaction charges, including:

•

We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued.

•

We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes.

•

For certificates deemed to be group certificates for purposes of the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 1.25% of premium.

•

For certificates under some group-sponsored insurance programs, if you elect to take a partial surrender, we may assess a partial surrender transaction charge, not to exceed the lesser of $25 or 2 percent of the amount withdrawn.

•

We reserve the right to charge an amount, not to exceed $10 per transfer, for transfers of net cash value between the guaranteed account and separate account.

				Charges
Ongoing Charges and Expenses (annual charges)

In addition to transaction charges, the certificate is subject to certain ongoing charges and expenses, including the administration charge, cost of insurance charge, and mortality and expense risk charge. These charges and fees vary based on the group-sponsored insurance program under which the certificate is issued.

You should refer to your certificate for rates that are applicable to you.

The table below describes the total annual portfolio operating expenses (expenses that are deducted from portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses) that you will pay while you are a certificate holder.

The table shows the minimum and maximum expenses (as a percentage of portfolio assets) charged by any of the portfolios for the fiscal year ended December 31, 2025. More details concerning each portfolio’s fees and expenses are contained in Appendix A.

				Charges
	Annual Fee	Minimum	Maximum
	Portfolio Operating Expenses	0.09%	1.87%

	Risks	Location in Prospectus
Risk of Loss	You have the risk that you can lose money by investing in the certificate.	Principal Risks of Investing in the Certificate
Not a Short-Term Investment	The certificate is not a short-term investment and may not be appropriate for owners who need ready access to cash. The certificate combines both life insurance protection and the potential for the accumulation of cash values; however, it contains costs, such as cost of insurance and other expenses that, in the short term, may reduce the amount of account value available to the owner.	Principal Risks of Investing in the Certificate

	Risks	Location in Prospectus
Risks Associated with Investment Options	The account value, to the extent invested in a sub-account, is subject to the risk of poor investment performance and can vary with the positive or negative investment experience of the corresponding portfolio. Each investment option will have its own unique risks. The owner should review these investment options before making an investment in the certificate.	Principal Risks of Investing in the Certificate
Insurance Company Risks	Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the death benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. The guaranteed account and the loan account are part of our general account. Our general account consists of all assets owned by us other than those in the separate account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 1-800-843-8358 for additional information or visit our website at www.securian.com/about-us/ratings.	Principal Risks of Investing in the Certificate
Contract Lapse	There is the risk that the certificate will lapse. If your certificate terminates, no death benefit will be paid if the insured dies. As described in the “Termination” and “Reinstatement” sections of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a terminated certificate, subject to certain conditions. Certificate loans may increase the risk that the certificate will terminate. If a certificate terminates with an outstanding loan, there may be significant adverse tax consequences to the owner.	Termination and Reinstatement

	Restrictions	Location in Prospectus
Investments

•

We reserve the right to limit the size, number and frequency of transfers.

•

We reserve the right to limit the amount of a certificate loan, and restrict certificate, withdrawals, and surrenders.

•

We reserve the right to restrict the allocation of premium into the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

•

We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

•

We reserve the right to remove a sub-account or substitute another mutual fund or portfolio for a sub-account.

Policy Limitations
	Taxes	Location in Prospectus
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the certificate. Full and partial surrenders could be subject to ordinary income tax.	Taxes (Tax Treatment of Policy Benefits)

	Conflicts of Interest	Location in Prospectus
Investment Professional Compensation	We pay broker-dealers that sell our policies a commission that is based upon the premium you pay. The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our policies. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the policy over another investment.	Policy Charges (Compensation Paid for the Sale of Policies)

Overview of the Policy

Purpose

This prospectus describes two versions of the Minnesota Life Variable Group Universal Life Insurance policy, the “1980 CSO policy” and the “2001 CSO policy,” along with the related certificates. In states where the policy and certificate forms were approved, the 1980 CSO policy and certificates were issued prior to January 1, 2009, and the 2001 CSO policy and certificates were issued between January 1, 2009 and December 31, 2014. The policy and certificates are no longer sold as of January 1, 2015.

A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. You should only purchase a certificate if you need death benefit protection.

A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deductions. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate.

Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate’s net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

Premiums

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

When the certificate is established, the certificate’s specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner’s insurance can be converted to an individual policy of life insurance in the event of such termination. (See “Conversion Right to an Individual Policy”.) The owner’s insurance can continue if the insured’s eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See “Continuation of Group Coverage”.)

Premium limitations

After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See “Federal Tax Status”.) When we receive the signed application, our systems will test the owner’s elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

Allocation of net premiums and account value

Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the “Unit Value” section of this prospectus.

Additional information about the separate account sub-accounts is provided in Appendix A to this Prospectus, “Portfolio Companies Available Under the Contract.”

The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this “free look” period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the “free look” period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

Summary of Death Benefit Options

We offer two death benefit options under the certificate. Under “Option A”, a level death benefit, the death benefit is the face amount of the certificate. Under “Option B”, a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. Under “Option A,” the death benefit payable will generally not be affected by either the negative or positive investment performance of the investment options. Under “Option B,” the death benefit payable will reflect the investment performance of the investment options in which account value has been invested. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

Access to Account Values

The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured’s lifetime.

The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner’s account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner’s account value may be subject to conditions described in the certificate or under the “Account Values”, “Surrenders and Withdrawals” and “Loans” sections of this prospectus.

In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See “Federal Tax Status”.) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

Additional Benefits

Subject to certain requirements, additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits. Certain riders may not be available in all states. The terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. Some additional benefits will have charges associated with them. We offer five riders that provide supplemental insurance benefits under a certificate.

•	Accelerated Benefits Rider*

•	Waiver of Premium Rider

•	Child Rider

•	Spouse Rider

•	Policyholder Contribution Rider*

*	There is no charge for the Accelerated Benefits Rider or the Policy Contribution Rider.

Fee tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the certificate. Please refer to your certificate specifications page for information about the specific fees you will pay each year based on the options you have elected. Except as otherwise specifically noted in the tables below, the fees and expenses are the same for each of the 1980 CSO Policy and the 2001 CSO Policy. More information about your charges is available upon request by contacting us at 1-800-843-8358 or the address listed on the cover page of this prospectus.

Transaction Fees

This table describes the fees and expenses that are payable at the time that you buy the certificate, pay premiums, surrender the certificate, change the certificate or make transfers between the investment options.

Charge	When Charge is Deducted	Guaranteed Charge
Sales Charge(1)	Upon premium payment, expressed as a percentage of premium payment	5 percent
Premium Tax Charge(2)	Upon premium payment, expressed as a percentage of premium payment	4 percent
OBRA Expense Charge(3)	Upon premium payment, expressed as a percentage of premium payment	1.25 percent(4)
Partial Surrender Charge	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25

Charge	When Charge is Deducted	Guaranteed Charge
Transfer Fee	Upon partial surrender, expressed as a percentage of amount surrendered	$10

(1)	The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

(2)	The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

(3)

The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the “OBRA Expense Charge” section of this prospectus.

(4)

For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”) the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

The next table describes the fees and expenses that you will pay periodically during the time that you own the certificate, not including portfolio fees and expenses. The table also includes rider charges that will apply if you purchase any rider(s) identified below.

Periodic Charges Other Than Investment Option Operating Expenses

The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

1980 CSO Policy

Charge	When Charge is Deducted	Guaranteed Charge

Cost of Insurance Charge(1)(2)
Maximum & Minimum Charge

Maximum Charge)	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$32.01 per $1,000

Minimum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02 per $1,000

Charge for certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.84 per $1,000

Mortality and Expense Risk Charge(3)	On each valuation date, expressed as a percentage of the average daily assets of the separate account per year	.50%

Monthly Administration Charge(4)	On the certificate date and each subsequent monthly anniversary	$4.00

Charge	When Charge is Deducted	Guaranteed Charge

Loan Interest Charge	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	8% annually

Loan Interest Spread(5)	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	2% annually

(1)

The cost of insurance charge will vary depending upon the insured’s attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. New York Residents please email us at GroupNYservice@securian.com.

(2)	The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(3)

The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(4)

The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(5)

The loan interest spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the “Loan Interest” section of this prospectus.

2001 CSO Policy

Charge	When Charge is Deducted	Guaranteed Charge

Cost of Insurance Charge(1)(2) Maximum & Minimum Charge

Maximum Charge)	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$41.36 per $1,000

Minimum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02 per $1,000

Charge for certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.84 per $1,000

Mortality and Expense Risk Charge(3)	On each valuation date, expressed as a percentage of the average daily assets of the separate account per year	.50%

Charge	When Charge is Deducted	Guaranteed Charge

Monthly Administration Charge(4)	On the certificate date and each subsequent monthly anniversary	$4.00

Loan Interest Charge	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	8% annually

Loan Interest Spread(5)	Monthly, and upon a certificate loan transaction, full surrender, certificate termination or death of the certificate holder	2% annually

(1)

The cost of insurance charge will vary depending upon the insured’s attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. New York Residents please email us at GroupNYservice@securian.com.

(2)	The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(3)

The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(4)

The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(5)

The loan interest spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the “Loan Interest” section of this prospectus.

1980 CSO Policy

Charge for Argreement(1)	When Charge is Deducted	Guaranteed Charge

Waiver of Premium Charge

Maximum Charge	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	30 percent

Minimum Charge	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	0 percent

Charge for certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	7 percent

Charge for Argreement(1)	When Charge is Deducted	Guaranteed Charge

Child Rider Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$.35 per $1,000

Spouse Rider Charge

Maximum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$32.01 per $1,000

Minimum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02 per $1,000

Charge for certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.84 per $1,000

(1)

The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

2001 CSO Policy

Charge for Argreement(1)	When Charge is Deducted	Guaranteed Charge

Waiver of Premium Charge

Maximum Charge	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	30 percent

Minimum Charge	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	0 percent

Charge for certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as a percent of the cost of insurance charge	7 percent

Child Rider Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$.35 per $1,000

Spouse Rider Charge

Maximum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$41.36 per $1,000

Minimum Charge	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.02 per $1,000

Charge for Argreement(1)	When Charge is Deducted	Guaranteed Charge

Charge for certificateholder age 55, non-tobacco underwriting class	On the certificate date and each subsequent monthly anniversary, expressed as an amount of net amount at risk	$0.84 per $1,000

(1)

The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the certificate. A complete list of Portfolio Companies available under the certificate, including their annual expenses, may be found at the back of this document.

Total Annual Operating Expenses of the Funds(1)(2)

The next table describes the total annual portfolio operating expenses that you will pay while you own the certificate. The table shows the minimum and maximum expenses (as a percentage of portfolio assets) charged by any of the portfolios for the fiscal year ended December 31, 2025. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Fee Description	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.09%	1.87%

(1)	If the certificate owner is deemed to have engaged in “market-timing” the funds may assess redemption fees. See “Market-Timing and Disruptive Trading.”

(2)	The minimum and maximum Total Annual Portfolio Operating Expense figures in the above table do not reflect the effect of any fee waiver or expense reimbursement arrangement.

Principal Risks of Investing in the Certificate

Sub-Account Investment Risk.  Your account value under the certificate, to the extent invested in the sub-accounts of the separate account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the sub-accounts may reduce your account value under the certificate. You are also subject to the risk that the investment performance of the sub-accounts you select may be less favorable than that of other sub-accounts, and in order to keep the certificate in force you may be required to pay more premiums than originally planned. Additionally, you could lose money you have invested in the certificate due to poor investment performance of the sub-accounts. The certificate also offers you the opportunity to have your account value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The death benefit may also increase and decrease with investment experience.

Portfolio Risks.  There is no assurance that any portfolio will achieve its stated investment objective. A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the portfolios’ prospectuses for more information. The amounts you invest in a particular portfolio are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money by investing in the portfolios.

Risks Associated with Certain Funds.  Certain funds use managed volatility strategies to help limit the fund’s overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a fund’s ability to participate in rising equity markets compared to otherwise similar funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a fund compared to other similar funds that do not employ such a strategy, investment in a fund could limit the growth of account value under the certificate.

Loan Risks.  A loan, whether or not repaid, will affect the value of your certificate over time because the amounts borrowed do not participate in the investment performance of the sub-accounts. In addition, a charge is deducted from your account value each month while there is a loan outstanding. The death benefit is reduced by the amount of any outstanding indebtedness. If you surrender the certificate or allow it to lapse while a loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly. Certificate indebtedness reduces the surrender value and increases the risk that your certificate will lapse.

Certificate Termination.  There is the risk that the certificate may terminate or lapse. If your certificate terminates or lapses, all of the agreements added to the certificate will also terminate or lapse. Termination will occur when there is no account value, or the loan amount (plus accrued interest) equals the account value, and you do not make a payment into the certificate during the grace period. You may reinstate a terminated or lapsed certificate, subject to certain conditions. Loans may increase the risk that the certificate will terminate or lapse. If a certificate terminates or lapses with an outstanding loan, there may be significant adverse tax consequences to the owner.

Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the certificate in force. The deduction of monthly certificate charges will reduce your account value.

The certificate may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, sub-account values could decline depending upon changes in the underlying funds. Depending upon the timing of withdrawals, owners could lose all or part of their premium payments.

Risks Associated with the General Account. The guaranteed account and the loan account are part of our general account. Our general account consists of all assets owned by us other than those in the separate account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the death benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees.

Access to Cash Values through Partial Surrenders and Withdrawals. You should purchase the certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the certificate if you intend to surrender all or part of your certificate in the near future. Your ability to access the certificate’s account value is subject to limitations on amounts that may be withdrawn.

Surrender and Partial Surrenders. Surrendering the certificate or taking partial surrenders may have significant tax consequences. If you surrender your certificate, you may be assessed a surrender charge, which may be significant. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the account value and will reduce the death benefit and increase the risk of termination. See “Federal Tax Status.”

Cybersecurity Risks

Our variable insurance product business is highly dependent upon the effective operation of our computer and technology systems and networks and those of Our business partners, so Our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information.

Cyber-attacks affecting Us, the Portfolios, or our intermediaries and other affiliated or third-party service providers, administrators, distributors and vendors (“Intermediaries”) may adversely affect Our and Your product values. For instance, cyber-attacks may interfere with Our processing of contract transactions (including the processing of orders through Our online service centers or with the Portfolios); impact Our ability to calculate values and make payments; cause the unauthorized access and possible destruction of our proprietary information or our clients’ confidential personal information; subject Us and/or Our Intermediaries to regulatory fines, litigation and financial losses; adversely impact our business operations and financial condition; and/or cause reputational damage.

Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value.

The constant change in technologies and increased sophistication and activities of hackers and others, including the advances in criminal capabilities and the discovery of new vulnerabilities, continue to pose new and significant cybersecurity threats. These events may be beyond control and cannot be fully mitigated or foreseen. Additionally, cybersecurity threats and incidents have dramatically increased in recent years, financial services companies and their intermediaries are increasingly the targets of cyber-attacks, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.

We have implemented and maintain administrative, technical and physical security measures that are reasonably designed to protect against cybersecurity threats, and require our Intermediaries to meet certain information security standards. However, there can be no assurance that that We or the Portfolios or our Intermediaries will avoid adverse impacts or losses affecting Your contract due to cyber-attacks or information security breaches in the future.

Even if we successfully protect our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. These risks are common to all insurers and financial service providers.

General Description of Registrant, Depositor, and Portfolio Companies

Minnesota Life Insurance Company

We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

Minnesota Life Variable Universal Life Account

On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a “separate account” under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. Minnesota Life is obligated to pay all amounts promised to owners and beneficiaries under the certificate. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account’s own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account is divided into sub-accounts, each of which currently invests in one of the portfolios shown on Appendix A. Your group sponsor insurance program, however, may limit the portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the portfolios.

The Portfolios

The name of each of the portfolios, fund type and investment objectives, the investment adviser and/or sub-adviser, current expenses and performance information may be found in Appendix A. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio’s investment techniques and risks associated with its investments. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 1-800-843-8358. You should carefully read the prospectuses for the portfolios before investing.

Voting rights

We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner’s instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner’s next semi-annual report.

Charges

Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

Premium expense charges

The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate’s net cash value.

Sales Charge We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

Premium Tax Charge We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA Expense Charge Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

Account value charges

The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

Monthly Deduction The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner’s certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

We may deduct an administration charge from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

The monthly cost of insurance will be calculated by multiplying the applicable cost of insurance rate based on the insured’s attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables (“1980 CSO Table”) (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables (“2001 CSO Table”) (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

Partial Surrender Charge For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

Transfer Charge There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

Additional Benefits Charges Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the “Other Benefits Available Under the Contract” section of this prospectus.

Separate account charges

We assess a mortality and expense risk charge directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that: (1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

Guarantee of certain charges

We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

Payments made by underlying mutual funds

Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund’s 12b-1 plan, under which the payments are deducted from the fund’s assets and described in the fee table included in the fund’s prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.11% of fund assets held in the Separate Account. These payments decrease a fund’s investment return.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund’s investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life’s aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/ redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account’s omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund’s investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers’ affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds’ investment advisers (or the advisers’ affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life’s profit will be greater the longer a certificate is held and the greater a certificate’s investment return.

Distribution of Certificates

The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. (“Securian Financial”) or of other broker-dealers who have entered into selling agreements with Securian Financial (“Selling Firms”). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

Fund charges

Shares of the funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the portfolios of the funds. Advisory fees and portfolio expense fees of the fund are described in each fund’s prospectus.

FMR, a subsidiary of FMR Corp., is adviser to each of the Portfolios. The advisory fees for VIP are made pursuant to a contractual agreement between VIP and FMR. For more information about these Funds, see the prospectus of the Variable Insurance Products Funds which accompany this prospectus.

General Description of the Group Policy and the Certificates

Applications and issuance

We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract’s specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured’s death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage (“issue date”).

Premium Allocations

When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this propectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

Additions, deletions or substitutions

We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds’ Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds’ shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

The guaranteed account

The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

Because of exemptive and exclusionary provisions, interests in Minnesota Life’s guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

Transfers

The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

Market Timing This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as “market timing.” Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of—or otherwise modify, condition or terminate—any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

•	the dollar amount of the transfer(s);

•	whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

•	whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

•	the number of transfers in the previous calendar quarter;

•

whether the transfers during a quarter constitute more than two “round trips” in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios’ policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

Guaranteed Account Transfer Restrictions There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

Other Transfer Information For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner’s request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00

p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

The owner’s instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit requests for transfers or surrenders by emailing LifeBenefits@Securian.com. New York Residents please email us at GroupNYservice@securian.com.

We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.

Dollar cost averaging

We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Government Money Market Fund Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

To elect dollar cost averaging the owner must have at least $3,000 in the Government Money Market Fund Sub-Account. The automatic transfer amount from the Government Money Market Fund Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Government Money Market Fund Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Government Money Market Fund Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

Continuation of group coverage

If the insured’s eligibility under a group contract ends, the owner’s current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

•	The group contract has terminated; or

•

The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

The insurance amount will not change unless the owner requests a change (See “Change in face amount”). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Conversion right to an individual policy

If life insurance provided under the group contract is not continued upon termination of the insured’s eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

•

The owner’s written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner’s insurance terminates under the group contract.

•

The owner may convert all or a part of the group insurance in effect on the date that the owner’s coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured’s age as of his or her nearest birthday.

•	If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

General provisions of the group contract

Issuance The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

Termination The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days’ notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the “Conversion Right to an Individual Policy” section of this prospectus.

Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Right to Examine Group Contract The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

Entire Group Contract The group contract, the attached copy of the contractholder’s signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

Ownership of Group Contract and Group Contract Changes The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of any person claiming rights or benefits under the group contract. Any such changes made, that are not material to the information presented in this registration statement, may be made without notice to or consent of the certificate owners. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

Postponement of Payments Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner’s request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner’s written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

If mandated by applicable law, we may be required to block an owner’s account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

The Certificate The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

Control of Certificate The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner’s interest will go to his or her estate unless otherwise provided.

Maturity A certificate of insurance under the group contract matures in an amount equal to the certificate’s net cash value upon the insured’s 95th birthday.

Beneficiary The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured’s death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary’s consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

If a beneficiary dies before the insured, that beneficiary’s interest in the certificate ends with that beneficiary’s death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

Change of Beneficiary If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner’s written request will not be effective until it is recorded in our home office records.

After it has been so recorded, it will take effect as of the date the owner signed the request.

However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner’s request was so recorded.

Settlement Options The death benefit proceeds of a certificate will be payable if we receive due proof satisfactory to us of the insured’s death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

We will pay interest on the face amount of single sum death proceeds from the date of the insured’s death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate’s settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured’s death. A settlement option may be selected only if the payments are to be made to a natural person in that person’s own right.

Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

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Interest Payments This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

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Fixed Period Annuity This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

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Life Annuity This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person’s death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

•	Payments of a Specified Amount This is an annuity payable in a specified amount until the proceeds and interest are fully paid.

The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

You may also, if eligible, choose to place the proceeds in a Legacy Account. A Legacy Account is an interest bearing account payable to you. You have control over the money in the Legacy Account and can make withdrawals, up to the full value of the account, anytime without penalty or loss of interest. The assets backing the funds in your Legacy Account will be held by us in our general account and are not guaranteed by the Federal Deposit Insurance Corporation. If you choose to use a Legacy Account, account information, along with a book of drafts will be sent to you. When you write a draft, the financial institution that administers the account accesses our general account to fund your draft request. The financial institution provides recordkeeping and draft clearing services only, it does not maintain any of your funds. As part of our general account, the Legacy Account is backed by the financial strength and claims paying ability of Minnesota Life, although it is subject to the claims of our creditors.

Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.

Premiums

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

When the certificate is established, the certificate’s specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner’s insurance can be converted to an individual policy of life insurance in the event of such termination. (See “Conversion Right to an Individual Policy”.) The owner’s insurance can continue if the insured’s eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See “Continuation of Group Coverage”.)

Premium limitations

After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See “Federal Tax Status”.) When we receive the signed application, our systems will test the owner’s elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

Allocation of net premiums and account value

Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the “Unit Value” section of this prospectus.

The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this “free look” period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the “free look” period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

Account values

The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate’s loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

We will send the owner a report each year advising the owner of the certificate’s account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner’s request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the “Transfers” section of this prospectus.

Determination of the Guaranteed Account Value The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner’s guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. The minimal guaranteed annual rate is 4 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner’s guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

Determination of the Separate Account Value The certificate’s separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate’s interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner’s premium at our home office.

Once determined, the number of units credited to the owner’s certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner’s certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

Unit Value The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

Net Investment Factor The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

•	the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus

•	the per share amount of any dividend or capital gains distribution by the Portfolio if the “ex-dividend” date occurs during the current valuation period; with the sum divided by

•	the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

Daily Values We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds’ shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds’ portfolio securities will not materially affect the current net asset value of such Funds’ shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds’ shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.

Standard Death Benefit

If the certificate is in force at the time of the insured’s death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit (“Option A”) and a variable death benefit (“Option B”). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

Option A — level death benefit

The amount of the death benefit for Option A is determined as follows:

•	the face amount of insurance on the insured’s date of death while the certificate is in force; plus

•	the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less

•	any outstanding certificate loans and accrued loan interest charged; less

•	any unpaid monthly deductions determined as of the date of the insured’s death.

Option B — increasing death benefit

The amount of the death benefit for Option B is determined as follows:

•	the face amount of insurance on the insured’s date of death while the certificate is in force; plus

•	the amount of the owner’s account value as of the date we receive due proof of death satisfactory to us; plus

•	the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus

•	any monthly deductions taken under the certificate since the date of death; less

•	any outstanding certificate loans and accrued loan interest charged; less

•	any unpaid monthly deductions determined as of the date of the insured’s death.

At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

Change in face amount

Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See “Charges”.) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the “Federal Tax Status” section. You should consult a tax adviser before changing the face amount of a certificate.

Increases If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

With respect to premiums allocated to an increase, the owner will have the same “free look,” conversion, and refund rights with respect to an increase as with the initial purchase of the owner’s certificate. (See “Free Look”.)

Decreases Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner’s certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see “Federal Tax Status”), the decrease may be limited or the account value may be returned to the owner (at the owner’s election), to the extent necessary to meet these requirements.

Payment of death benefit proceeds

The amount payable as death proceeds upon the insured’s death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See “Other Benefits Available Under the Contract”.)

Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured’s death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured’s death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured’s death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See “Settlement Options”).

When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See “Settlement Options”).

An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

Other Benefits Available Under the Contract

In addition to the standard death benefit associated with your contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations

Accelerated Benefits Rider	Provides for the accelerated payment of the insured’s death benefit proceeds if the insured is terminally ill.	Optional	Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the agreement.

Waiver of Premium Rider	Provides for the waiver of the monthly deduction while the insured is totally disabled, subject to certain limitations.	Optional	Insured must have become disabled before the age specified in the agreement.

Child Rider	Provides for term insurance on the insured’s children.	Optional	None

Spouse Rider	Provides for term insurance on the insured’s spouse and children.	Optional	None

Policyholder Contribution Rider	Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without the account value which may accumulate due to employee-paid net premiums.	Optional	None

Subject to certain requirements, one or more of the above listed additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction.

Accelerated Benefits Rider  Provides for the accelerated payment of the insured’s death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured’s death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

Waiver of Premium Rider  Provides for the waiver of the monthly deduction while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

Child Rider  Provides for term insurance on the insured’s children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Spouse Rider  Provides for term insurance on the insured’s spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Policyholder Contribution Rider  Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

Surrenders and Withdrawals

The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See “Federal Tax Status”.)

A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

•	(a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or

•	100 percent of the net cash value.

The maximum will be identified in the certificate.

We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

Free look

It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate’s account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

Loans

The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner’s account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See “Federal Tax Status”.) The maximum loan amount is determined as of the date we receive the owner’s request for a loan.

Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner’s request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the “Transfers” section of this prospectus.

When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner’s separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner’s loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner’s account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

Loan interest

The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate’s guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

Loan repayments

If the certificate is in force, the loan can be repaid in part or in full at any time before the insured’s death. The loan may also be repaid within 60 days after the date of the insured’s death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the “Transfers” section of this prospectus. Loan repayments reduce the owner’s outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

Lapse and Reinstatement

Lapse

Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate’s monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured’s death, will be paid if death occurs during the grace period.

Reinstatement

A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured’s insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

Federal Tax Status

Introduction

This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (“IRS”). We have not attempted to consider any applicable state or other tax laws.

Taxation of Minnesota Life and the Minnesota Life Variable Universal Life Account

We are taxed as a “life insurance company” under the Internal Revenue Code (the, “Code”). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account’s activities. The separate account is not taxed as a “regulated investment company” under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

Tax status of certificates

Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

Diversification of investments

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be “adequately diversified” in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio’s assets may be invested. We believe that each portfolio in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be “adequately diversified.”

Owner control

In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

Tax treatment of policy benefits

On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual’s contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts (“investment in the certificate”). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate’s maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

Modified endowment contracts

It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

It should be noted, in addition, that a certificate which is subject to a “material change” shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the certificate’s flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

Multiple policies

All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

Withholding

To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

Business uses of policy

The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Other taxes

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

Employer-owned life insurance contracts

The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the “amount received under the contract” to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-individual owners and business beneficiaries of policies

If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the certificate. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

Split-dollar arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative minimum tax

There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner’s estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner’s estate upon the owner’s death. The certificate would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

Tax Cuts and Jobs Act

The Tax Cuts and Jobs Act (“TCJA”) established new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

For 2026, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $15,000,000 and 40%, respectively.

The Code’s complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

Tax Shelter Regulations

Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

Medicare Tax on Investment Income

Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Life Insurance Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.

Legal Proceedings

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Universal Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Universal Life Account, or the ability of Minnesota Life to meet its obligations under the certificates. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Universal Life Account.

Financial Statements

The financial statements of the Minnesota Life Variable Universal Life Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from us upon request. To request a Statement of Additional Information, call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

Statement of Additional Information

The Statement of Additional Information (SAI), contains more information about the contracts. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. For a free paper copy of the SAI, to request other information about the certificates, and to make investor inquiries, call us at 1-800-843-8358 or write to us at:

Minnesota Life Insurance Company

400 Robert Street North

Saint Paul, MN 55101

Reports and other information about the Minnesota Life Variable Universal Life Account are available on the SEC’s website: http://www.sec.gov, via its EDGAR database, and copies of this information may be obtained, upon request of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov.

Contract (Class) Identification No: C000004529

Appendix A — Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at lifebenefits.com. You can also request this information at no cost by calling 1-800-843-8358 or by sending an email request to LifeBenefits@securian.com. New York residents, please email us at GroupNYservice@securian.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Fidelity® Variable Insurance Products Funds
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Asset Manager Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.51%²	14.98%	5.67%	7.13%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Asset Manager: Growth Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.62%²	18.29%	7.64%	8.87%
Seeks income and capital growth consistent with reasonable risk.	Balanced Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.41%	15.25%	9.52%	11.13%
Seeks long-term capital appreciation.	Contrafund® Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.54%	21.52%	15.37%	15.78%
Seeks capital appreciation.	Disciplined Small Cap Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.32%	17.38%	10.36%	10.60%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks capital appreciation.	Dynamic Capital Appreciation Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.73%	18.79%	13.67%	14.87%
Seeks capital appreciation.	Emerging Markets Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.87%	41.20%	5.88%	10.93%
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.46%	19.02%	12.51%	11.60%
Seeks high total return with a secondary objective of principal preservation.	Freedom Income Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.36%	9.63%	2.35%	4.44%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2010 Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.38%	10.53%	3.15%	5.73%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2015 Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.41%	11.87%	3.99%	6.60%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2020 Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.44%	13.33%	4.84%	7.38%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2025 Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.46%	14.59%	5.52%	8.02%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2030 Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.49%	15.52%	6.25%	8.88%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2035 Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.53%	16.69%	7.55%	10.00%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2040 Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.57%	18.79%	9.01%	10.87%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2045 Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.83%	9.44%	11.09%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2050 Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.79%	9.43%	11.08%
Seeks current high income and, as a secondary objective, capital appreciation.	FundsManager 20% Portfolio – Service Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.47%²	9.13%	3.16%	4.23%
Seeks high total return.	FundsManager 50% Portfolio – Service Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.59%²	14.21%	5.78%	7.25%
Seeks high total return.	FundsManager 60% Portfolio – Service Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.63%²	15.71%	6.67%	8.19%
Seeks high total return.	FundsManager 70% Portfolio – Service Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.65%²	17.11%	7.75%	9.12%
Seeks high total return.	FundsManager 85% Portfolio – Service Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.68%²	19.43%	9.15%	10.55%
Seeks as high level of current income as is consistent with preservation of capital and liquidity.	Government Money Market Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.25%	4.13%	3.10%	2.03%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks to achieve capital appreciation.	Growth Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.55%	14.92%	13.70%	17.45%
Seeks high total return through a combination of current income and capital appreciation.	Growth & Income Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.47%	21.50%	16.11%	13.84%
Seeks to provide growth of capital.	Growth Opportunities Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.56%	22.02%	11.31%	19.94%
Seeks a high level of current income, while also considering growth of capital.	High Income Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.81%²	10.36%	4.22%	5.59%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Index 500 Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks capital appreciation.	International Capital Appreciation Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.78%	18.69%	6.26%	9.81%
Seeks as high a level of current income as is consistent with the preservation of capital.	Investment Grade Bond Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.37%	7.22%	0.06%	2.71%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks long-term growth of capital.	Mid Cap Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.55%	11.75%	10.10%	10.59%
Seeks long-term growth of capital.	Overseas Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.72%	20.39%	6.62%	7.93%
Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Real Estate Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.60%	3.10%	4.23%	3.87%
Seeks a high level of current income. The fund may also seek capital appreciation.	Strategic Income Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.	0.63%	8.85%	3.07%	4.66%
Seeks total return.	Target Volatility Portfolio – Service Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR)	0.64%²	10.85%	5.68%	7.03%
Seeks capital appreciation.	Value Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.60%	11.23%	13.10%	11.24%
Seeks capital appreciation.	Value Strategies Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.59%	7.99%	12.14%	10.82%

[1]	Current Expenses are each Fund’s total annual operating expenses.

[2]	This Fund’s Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

STATEMENT OF ADDITIONAL INFORMATION

MINNESOTA LIFE INSURANCE COMPANY

400 Robert Street North

Saint Paul, Minnesota 55101

VARIABLE GROUP UNIVERSAL LIFE INSURANCE

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2026

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the current prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-843-8358 New York Residents please email us at GroupNYservice@securian.com. or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus, group contract and certificates are incorporated into this Statement of Additional Information by reference.

General Information and History

Premiums

Services

Additional Information About Operation of Contracts and Registrant Underwriters

Additional Information About Charges

Financial Statements

Illustrations

Other Information

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company.” All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.”, which in turn is a wholly -owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly -owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a “separate account” under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to policy and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account’s own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

SERVICES

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Additional accounting and administrative services are performed by State Street Bank and Trust Company (“State Street”), which includes overnight calculation of Unit Value amounts. Minnesota Life oversees State Street’s performance of these services. State Street provides Minnesota Life with monthly invoices detailing each service provided and agreed upon transaction charges for each specific service. State Street’s principal business address is located at 801 Pennsylvania Avenue, Kansas City, Missouri, 64105.

PREMIUMS

Premiums for the certificates will not be the same for all owners. Charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges (other than cost of insurance rates) for certificates under a group- sponsored insurance program are shown on the specifications page of the certificate.

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. Generally, premium payments for certificates under group-sponsored insurance programs are regularly deducted by an employer from the certificate owner’s paycheck. If an owner’s insurance is continued following loss of the insured’s eligibility under the group- sponsored insurance program (requirements for continuation are described in the certificate and prospectus), we will accept direct premium payments from the owner by check or electronic funds transfer from a checking or savings account. If an owner in such a situation elects to remit premiums by check, we will send a premium notice for the premium due to the owner’s address on record. If an owner elects to remit premiums by electronic funds transfer, we will deduct the premium due from the checking or savings account monthly on the date specified by the owner.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

CERTIFICATE CHANGES We reserve the right to limit the number of certificate changes to one per certificate year and to restrict such changes in the first certificate year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a certificate being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a certificate is in conflict with the laws of the state governing the certificate, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS Except as provided by law, neither the certificate nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a certificate has been in force during the insured’s lifetime for two years from the certificate date, we cannot contest the insurance for any loss that is incurred more than two years after the certificate date, unless the net cash value has dropped below the amount necessary to pay the insured’s cost of insurance on the insured’s life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the certificate issue date where the certificate replaces existing coverage.

ASSIGNMENT The certificate may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota, and we send the owner an acknowledged copy. We assume no responsibility for the validity or effect of any assignment of the certificate or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured, whether sane or insane, dies by suicide within two years of the original certificate date, our liability will be limited to an amount equal to the premiums paid for the certificate. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for that increase.

If the insured is a citizen of Missouri, Colorado or North Dakota, the duration of this suicide provision is for one year instead of two.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:

•	the monthly cost of insurance charges that were paid; and

•	the monthly cost of insurance charges that should have been paid based on the insured’s correct age.

The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.

EXPERIENCE CREDITS Each year we will determine if the certificate will receive an experience credit. Experience credits, if received, may be added to the owner’s account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the group contract is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.

An experience credit applied to the account value will be allocated to the guaranteed account or to the sub -accounts of the separate account in accordance with the owner’s current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to the net cash value and, as to the account value in the separate account, to each sub -account in the proportion that the sub -account value bears to the separate account value.

REPORTS Each year we will send the owner a report. At a minimum, the report will include the account value, the face amount, and the death benefit as of the date of the report, the premiums paid during the year, loan activity and the certificate value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

DEATH BENEFIT The Cash Value Accumulation Test requires that the death benefit be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid in addition to requiring that the death benefit be greater than the account value times a specified percentage. Each certificate will be tested when premiums are paid, at the end of each month and at death for compliance to the test chosen for that certificate. Under either test, if the death benefit is not greater than the applicable percentage of the account value, we will increase the face amount or return premium with interest to maintain compliance with IRC Section 7702.

For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:

Attained Age	Applicable Percentage for certificates issued before January 1, 2009	Applicable Percentage for certificates issued on or after January 1, 2009
35	432.4%	512.3%
45	310.2	369.0
55	226.9	375.6
65	171.8	215.9
75	137.5	178.9

For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:

Attained Age	Applicable Percentage	Attained Age	Applicable Percentage	Attained Age	Applicable Percentage
40 & below	250%	54	157%	68	117%
41	243	55	150	69	116
42	236	56	146	70	115
43	229	57	142	71	113
44	222	58	138	72	111
45	215	59	134	73	109
46	209	60	130	74	107
47	203	61	128	75-90	105
48	197	62	126	91	104
49	191	63	124	92	103
50	185	64	122	93	102
51	178	65	120	94	101
52	171	66	119	95	100
53	164	67	118

Several factors that may influence the premium limit under the Guideline Premium/Cash Value Corridor Test include: the current and past face amounts of the certificate, the certificate year, the age at certificate issue, the age at any face amount change, and the underwriting class of the insured as well as the charges under the certificate. You may call us at (800) 843-8358, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time, if you would like us to calculate the maximum premium you may pay under your certificate for this test. As you increase the amount of premium you pay, you may cause your certificate to become a modified endowment contract. (See “Federal Tax Status”.)

UNDERWRITERS

The group contracts and certificates are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. (“Securian Financial”) or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second -tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The contracts and certificates are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured’s risk classification and whether to accept or reject an application for a certificate is done in accordance with our rules and standards.

Commissions to registered representatives on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware. Amounts paid by Minnesota Life to the underwriter for 2025, 2024, and 2023 were $88,705, $78,558, and $56,919, net respectively.

While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian’s sales of Minnesota Life variable products. Securian Financial may also receive amounts from the Funds for services provided under a 12b-1 plan of distribution. For providing these distribution services, Securian Financial may receive a fee of 0.25 percent of the average daily net assets of those Portfolios of the Funds which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

UNDERWRITING The group contracts will be offered and sold pursuant to our underwriting procedures, in accordance with state insurance laws. Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfaction of underwriting requirements.

When we receive a completed application or request for an increase in face amount we may require medical evidence of insurability to determine whether the applicant is insurable. If so, we will follow certain insurance underwriting (risk evaluation) procedures. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed insured before a determination can be made. We may also issue certificates that do not require medical evidence of insurability. Schedules for evidence of insurability requirements may be determined for each group-sponsored insurance program and are based on a variety of factors related to the group. In determining these schedules we will not discriminate unreasonably or unfairly against any person or class of persons.

INCREASES IN FACE AMOUNT If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

With respect to premiums allocated to an increase, the owner will have the same “free look,” conversion, and refund rights with respect to an increase as with the initial purchase of the owner’s certificate.

FINANCIAL STATEMENTS

The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2025 and 2024, and for each of the years in the three-year period ended December 31, 2025, have been incorporated by reference herein in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report on the financial statements and supplementary schedules of the Company states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the Company’s financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.

The statement of assets, liabilities, and policy owners’ equity of Minnesota Life Variable Life Account as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in the net assets for each of the years in the two-year period then ended, have been incorporated by reference herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

As of the date of this Statement of Additional Information, Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account engage KPMG LLP, as their independent registered public accounting firm.

ILLUSTRATIONS

Personalized illustrations provide you with a hypothetical projection of future contract values based upon your age, sex, risk class,

premiums paid, and death benefit chosen. Upon request, we will provide an illustration based on a proposed insured’s age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured. To request a personalized illustration or any information about your certificate call us at 1-800-843-8358 New York Residents please email us at GroupNYservice@securian.com. or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instrument as filed.

The December 31, 2025 financial statements of the Separate Account and the December 31, 2025 financial statements of the Company are incorporated into this SAI by reference to the Separate Account’s most recent Form N-VPFS

https://www.sec.gov/Archives/edgar/data/931923/000119312526152687/d128578dnvpfs.htm

PART C: OTHER INFORMATION

Item 30.	Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 31.	Directors and Officers of the Minnesota Life Insurance Company

Name and Principal Business Address	Position and Offices with Minnesota Life
Erich J. Axmacher Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President, Corporate Compliance Officer and Chief Privacy Officer

Matthew J. Bauler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Affinity Solutions

Peter G. Berlute Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President and Chief Financial Officer

Patrick J. Boyd Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Business Development

Mary K. Brainerd 1823 Park Avenue Mahtomedi, MN 55115	Director

Emily S. Carlson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – CEO IRS

Nicole R. Carlson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Consulting and Project Management

Kimberly K. Carpenter Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – CCO Individual Solutions

Paul F. Casey Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Audit Executive

Heidi R. Christopherson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Technology

Ferenc Csatlos Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Operations

Jay D. Debertin CHS Inc. 5500 Cenex Drive Inver Grove Heights, MN 55077	Director

Robert J. Ehren Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President

Kristin M. Ferguson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Individual Solutions

Benjamin G. S. Fowke III Chairman, President and CEO Xcel Energy, Inc. 414 Nicollet Mall, 401-9 Minneapolis, MN 55401	Director

Kristi L. Fox Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President and Chief Administrative Officer

James Fuller Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law

Siddharth S. Gandhi Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President – Employee Benefit Solutions

Sara H. Gavin President, North America Weber Shandwick 510 Marquette Avenue 13F Minneapolis, MN 55402	Director

Mark J. Geldernick Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Affinity Solutions

Eric B. Goodman 101 North 7th Street Suite 202 Louisville, KY 40202	Director

Rebecca Hagen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Human Resources

Darrin Hebert Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Chief Information Officer

Christopher M. Hilger Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Chairman of the Board, President and CEO

Suzette Huovinen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President – Enterprise Capital and Risk Management & President Securian Asset Management

Darryl R. Jackson Hendrick Automotive Group Suite 100 6000 Monroe Road Charlotte, NC 28212	Director

Lydia Jilek Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Voluntary Benefits

Elizabeth Johnson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Affinity Solutions

Jacob D. Jones Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – Business Services

D. Bryan Jordan First Horizon Corporation 165 Madison Avenue Memphis, TN 38103	Director

Sara Kaufman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – CFO Individual Solutions

James Patrick Kolar 1877 Calusa Ct. Marco Island, FL 34145	Director

Jill E. Kuykendall Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief AI Officer

Jennifer Lastine Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Technology Infrastructure and Enterprise Solutions

Brent Lesmeister Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Distribution and Relationship Management, Group Benefits

Stephanie A.J. Lundquist Cargill, Inc. 15407 McGinty Road West Wayzata, MN 55391	Director

Ann McGarry Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Marketing Officer

Renee D. Montz Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary

Susan M. Munson-Regala Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Actuary – CFO Group Benefits

Ted J. Nistler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Treasurer

Karen Oberle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Total Rewards

Marnie Overman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Group Benefits

Christopher B. Owens Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Individual Solutions Distribution

Meagan M. Phillips Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Chief Risk Officer Enterprise Risk Management

Daniel P. Preiner Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Law

Jamie Proman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Strategy & Chief of Staff to CEO

Susan Mae Reibel 4 Beach Ridge Lane, Kincardine, Ontario, Canada N2Z2X6	Director

Jonathan C. Seaberg Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Administrative Office (CAO), Finance

David A. Seidel Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Affinity Solutions

Elizabeth A. Simermeyer Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director

Ross Stedman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Business Services

Kyle Strese Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President, Group National Account Underwriting

Elias J. Vogen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Business Operations Employee Benefits Solutions

John A. Yaggy Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President, Controller and Chief Accounting Officer

Item 32.	Persons Controlled by or Under Common Control with the Depositor or [var:w-registrant upper-lowercase,000046]

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

Securian Financial Group, Inc. (Delaware)

Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

Keystone Reinsurance SPC (Cayman Islands)

Securian Reinsurance Company Ltd. (Bermuda)

Minnesota Life Insurance Company

Securian Ventures, Inc.

Securian Asset Management, Inc.

Securian Financial Services, Inc.

Securian Casualty Company

Lowertown Capital, LLC (Delaware)

Securian Holding Company Canada, Inc. (British Columbia, Canada)

Ochs, Inc.

1880 Reinsurance Company (Vermont)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

Allied Solutions, LLC (Indiana)

Securian Life Insurance Company

Marketview Properties, LLC

Marketview Properties II, LLC

Marketview Properties III, LLC

Marketview Properties IV, LLC

Oakleaf Service Corporation

Securian AAM Holdings, LLC (Delaware)

Majority-owned subsidiaries of Allied Solutions, LLC (Indiana):

Allied Dispatch Solutions, LLC (Delaware)

Vero, LLC (Delaware)

Majority-owned subsidiary of Securian AAM Holdings, LLC (Delaware):

Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiaries of Allied Dispatch Solutions, LLC (Delaware):

Dominion Automobile Association (2004) Limited (Ontario, Canada)

Auto Club of America, Corp. (Oklahoma)

Auto Help Line of America, Inc. (Oklahoma)

Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):

Securian Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):

Armour Group Inc. (Ontario, Canada)

Canadian Premier Life Insurance Company (British Columbia, Canada)

Canadian Premier General Insurance Company (Ontario, Canada)

Wholly-owned subsidiary of Securian Casualty Company:

Securian Specialty Lines, Inc.

Wholly-owned subsidiaries of Armour Group Inc. (Ontario, Canada):

Vehicle Armour Inc. (Ontario, Canada)

Integrated Warranty Services Inc. (Ontario, Canada)

Premium Services Group Inc. (Ontario, Canada)

Loan Armour Insurance Solutions, Inc. (Ontario, Canada)

VA Insurance Services Inc. (Ontario, Canada)

1001149900 Ontario Inc. (Ontario, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

Securian Funds Trust

Wholly-owned subsidiary of Empyrean Holding Company, Inc. (Delaware):

Empyrean Benefit Solutions, Inc. (Delaware)

Wholly-owned subsidiaries of Empyrean Benefit Solutions, Inc. (Delaware):

Empyrean Insurance Services, Inc. (Texas)

Majority-owned subsidiaries of Securian Financial Group, Inc.:

Empryean Holding Company, Inc. (Delaware)

Unless indicated otherwise parenthetically, each of the above entities is organized under Minnesota law.

Item 33.	Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34.	Principal Underwriters

(a)	Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

Variable Fund D

Variable Annuity Account

Minnesota Life Variable Life Account

Minnesota Life Individual Variable Universal Life Account

Minnesota Life Variable Universal Life Account

Securian Life Variable Universal Life Account

(b)	Directors and Officers of Securian Financial Services, Inc:

Name and Principal Business Address	Positions and Offices with Underwriter

Kimberly K. Carpenter Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Chief Executive Officer, President and Director

Kristin M. Ferguson Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Financial Officer, Treasurer, FINOP, Principal Operations Officer and Director

Renee D. Montz Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director

Caleb Nicholson 400 Robert Street North St. Paul, MN 55101	Secretary

Jessica Parruci 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer

(c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Other Compensation
Securian Financial Services, Inc.	$88,705	—	—	—

Item 35.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 36.	Management Services

None.

Item 37.	Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-85496, the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 28th day of April, 2026.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (Registrant)

By:	MINNESOTA LIFE INSURANCE COMPANY (Depositor)

By	/s/ Christopher M. Hilger
Christopher M. Hilger
Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

Signature	Title	Date

/s/ Christopher M. Hilger Christopher M. Hilger	Chairman of the Board, President and Chief Executive Officer	April 28, 2026

* Peter G. Berlute	Director	April 28, 2026

* Mary K. Brainerd	Director	April 28, 2026

* Robert J. Ehren	Director	April 28, 2026

* Benjamin G. S. Fowke III	Director	April 28, 2026

* Sara H. Gavin	Director	April 28, 2026

* Eric B. Goodman	Director	April 28, 2026

* D. Bryan Jordan	Director	April 28, 2026

* James Patrick Kolar	Director	April 28, 2026

* Stephanie A.J. Lundquist	Director	April 28, 2026

* Renee D. Montz	Director	April 28, 2026

* Susan M. Reibel	Director	April 28, 2026

/s/ Peter G. Berlute Peter G. Berlute	Executive Vice President and Chief Financial Officer (chief financial officer)	April 28, 2026

/s/ John A. Yaggy John A. Yaggy	Vice President and Controller (chief accounting officer)	April 28, 2026

/s/ Ted J. Nistler Ted J. Nistler	Second Vice President and Treasurer (treasurer)	April 28, 2026

/s/ Renee D. Montz Renee D. Montz	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary	April 28, 2026

*	Pursuant to power of attorney dated April 14, 2026, a copy of which is filed herewith.

EXHIBIT INDEX

Exhibit Number	Description of Exhibit
30(a)	Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated August 8, 1994, filed on March 3, 1997 as Exhibit A(1) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

30(b)	Not Applicable.

30(c)(1)	The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., filed on April 27, 2009, as Exhibit 24(c)(3) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

30(c)(2)	Agent Sales Agreement, filed on March 3, 1997 as Exhibit A(3)(b) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

30(d)(1)	Group Variable Universal Life Policy, form MHC-94-18660 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(a) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

30(d)(2)	Group Variable Universal Life Policy Certificate, Level Death Benefit, form MHC-94-18661 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(b) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

30(d)(3)	Group Variable Universal Life Policy Certificate, Variable Death Benefit, form MHC-94-18662 Rev. 5-2001, filed on April 27, 2009 as Exhibit 26(d)(3) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(4)	Special Rider for use with Group Policy, form MHC-94-18672 Rev. 1-95, filed on March 4, 1999 as Exhibit A(5)(d) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(5)	Spouse Coverage for use with Group Policy Certificate, Level Death Benefit, form MHC-94-18670 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(e) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

30(d)(6)	Spouse Coverage for use with Group Policy Certificate, Variable Death Benefit, form MHC-94-18671 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(f) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

30(d)(7)	Waiver Agreement, Certificate Supplement, for use with Group Policy, form MHC-94-18676 filed on March 4, 1999 as Exhibit A(5)(g) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

30(d)(8)	Children’s Rider, Certificate Supplement, for use with Group Policy, form MHC-94-18679 filed on March 4, 1999 as Exhibit A(5)(h)to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(9)	Accidental Death and Dismemberment Rider, Certificate Supplement, for use with Group Policy, form MHC-94-18680 filed on March 4, 1999 as Exhibit A(5)(i) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(10)	Accelerated Benefits Agreement, for use with Group Policy, form MHC-94-18677 filed on March 13, 2000 as Exhibit A(5)(j) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 6, is hereby incorporated by reference.

30(d)(11)	Accelerated Benefits, Certificate Supplement, for use with Group Policy, form MHC-94-18678 filed on March 13, 2000 as Exhibit A(5)(k) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 6, is hereby incorporated by reference.

30(d)(12)	Policy Rider-Children’s Benefit, for use with Group Policy, form MHC-94-18681 filed on March 4, 1999 as Exhibit A(5)(l) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(13)	Policy Rider-Accidental Death and Dismemberment, for use with Group Policy, form MHC-94-18682 filed on March 4, 1999 as Exhibit A(5)(m) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(14)	Policy Rider-Waiver of Premium, for use with Group Policy, form MHC-94-18683 filed on March 13, 2000 as Exhibit A(5)(n) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 6, is hereby incorporated by reference.

30(d)(15)	Individual Variable Universal Life Policy, Level Death Benefit, form MHC-94-18665 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(o) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

30(d)(16)	Individual Variable Universal Life Policy, Variable Death Benefit, form MHC-94-18673 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(p) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

30(d)(17)	Individual Policy Rider - Accelerated Benefits Agreement, for use with the Individual Policy, form MHC- 94- 18686 filed on March 4, 1999 as Exhibit A(5)(q) to Registrant’s Form S - 6, File Number 33- 85496, Post- Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(18)	Individual Policy Rider - Accidental Death and Dismemberment Benefit, for use with the Individual Policy, form MHC-94-18687 filed on March 4, 1999 as Exhibit A(5)(r) to Registrant’s Form S- 6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

30(d)(19)	Individual Policy Rider-Waiver Agreement, for use with the Individual Policy, form MHC-94-18688 filed on March 4, 1999 as Exhibit A(5)(s) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(20)	Individual Policy Rider-Children’s Benefit, for use with the Individual Policy, form MHC-94-18689 filed on March 4, 1999 as Exhibit A(5)(t) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(21)	Policyholder Contribution Rider, for use with the Group Policy, form MHC-96-18701 filed on March 4, 1999 as Exhibit A(5)(u) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(22)	Policyholder Contribution Certificate Supplement, for use with the Group Policy, form MHC-96-18702 filed on March 4, 1999 as Exhibit A(5)(v) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(23)	Spouse and Child Term Life Insurance Policy Rider, for use with the Group Policy, form MHC-96-18703 filed on March 4, 1999 as Exhibit A(5)(w) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(24)	Spouse and Child Term Life Insurance Certificate Supplement, for use with the Group Policy, form MHC-96-18704 filed on March 4, 1999 as Exhibit A(5)(x) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(d)(25)	Group Variable Universal Life Guaranteed Account Amendment, for use with the Group Policy, form 00-30133 filed on February 27, 2001 as Exhibit A(5)(y) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

30(d)(26)	Group Variable Universal Life Guaranteed Account Endorsement, for use with the Group Policy, form 00-30134 filed on February 27, 2001 as Exhibit A(5)(z) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

30(d)(27)	Group Variable Universal Life Partial Surrender Amendment, for use with the Group Policy, form 00-30158 filed on February 27, 2001 as Exhibit A(5)(aa) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

30(d)(28)	Group Variable Universal Life Partial Surrender Endorsement, for use with the Group Policy, form 00-30159 filed on February 27, 2001 as Exhibit A(5)(bb) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

30(d)(29)	Variable Universal Life Guaranteed Account Amendment, form 01-30390, filed on April 24, 2002 as Exhibit A(5)(cc) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

30(d)(30)	Variable Universal Life Partial Surrender Amendment, form 01-30391, filed on April 24, 2002 as Exhibit A(5)(dd) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

30(d)(31)	Spouse/Domestic Partner Coverage Rider, form 07-30969, filed on February 29, 2008 as Exhibit 26(d)(31) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

30(d)(32)	Certificate of Insurance Spouse/Domestic Partner Coverage, form 07-30970, filed on February 29, 2008 as Exhibit 26(d)(32) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

30(d)(33)	Policy Rider Waiver Agreement, form 07-30971, filed on February 29, 2008 as Exhibit 26(d)(33) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

30(d)(34)	Certificate Supplement-Waiver Agreement, form 07-30972, filed on February 29, 2008 as Exhibit 26(d)(34) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

30(d)(35)	Spouse and Child Term Life Insurance Policy Rider, form 07-30960, filed on February 29, 2008 as Exhibit 26(d)(35) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

30(d)(36)	Spouse and Child Term Life Insurance Certificate Supplement, form 07-30961, filed on February 29, 2008 as Exhibit 26(d)(36) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

30(d)(37)	Policy Rider Accidental Death and Dismemberment Benefit, form 07-30962, filed on February 29, 2008 as Exhibit 26(d)(37) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

30(d)(38)	Certificate Supplement Accidental Death and Dismemberment Benefit, form 07-30963, filed on February 29, 2008 as Exhibit 26(d)(38) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

30(d)(39)	Group Policy Amendment, form 08-31041, filed on April 27, 2009 as Exhibit 26(d)(39) to the Registrant’s Form S -6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(40)	Certificate Endorsement, form 08-31042, filed on April 27, 2009 as Exhibit 26(d)(40) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(41)	2001 CSO Tables, form 08-31049, filed on April 27, 2009 as Exhibit 26(d)(41) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(42)	Group Insurance Policy, form 08-31055, filed on April 27, 2009 as Exhibit 26(d)(42) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(43)	Certificate of Insurance-Level Death Benefit, form 08-31056, filed on April 27, 2009 as Exhibit 26(d)(43) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(44)	Certificate of Insurance-Variable Death Benefit, form 08-31057, filed on April 27, 2009 as Exhibit 26(d)(44) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(45)	Certificate of Insurance [Spouse] Coverage-Level Death Benefit, form 08-31058, filed on April 27, 2009 as Exhibit 26(d)(45) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(46)	Certificate of Insurance [Spouse] Coverage-Variable Death Benefit, form 08-31059, filed on April 27, 2009 as Exhibit 26(d)(46) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

30(d)(47)	Group Insurance Policy, form 08-31065, filed on April 27, 2009 as Exhibit 26(d)(47) to the Registrant’s Form S -6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(48)	Certificate of Insurance-Level Death Benefit, form 08-31066, filed on April 27, 2009 as Exhibit 26(d)(48) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(49)	Certificate of Insurance-Variable Death Benefit, form 08-31067, filed on April 27, 2009 as Exhibit 26(d)(49) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(50)	Certificate of Insurance [Spouse] Coverage-Level Death Benefit, form 08-31068, filed on April 27, 2009 as Exhibit 26(d)(50) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(51)	Certificate of Insurance [Spouse] Coverage-Variable Death Benefit, form 08-31069, filed on April 27, 2009 as Exhibit 26(d)(51) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(52)	Group Policy Amendment, form 08-31017, filed on April 27, 2009 as Exhibit 26(d)(52) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(53)	Certificate Endorsement, form 08-31018, filed on April 27, 2009 as Exhibit 26(d)(53) to the Registrant’s Form S -6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(54)	Group Life Insurance Evidence of Insurability, form 03-30567, filed on April 27, 2009 as Exhibit 26(d)(54) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(d)(55)	Accidental Death and Dismemberment Policy Rider, Form 06-30882 filed on April 26, 2018 as Exhibit 26(d)55 to the Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 31, is hereby incorporated by reference.

30(d)(56)	Accidental Death and Dismemberment Certificate Supplement, Form 06-30883 filed on April 26, 2018 as Exhibit 26(d)56 to the Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 31, is hereby incorporated by reference.

30(d)(57)	Implementation Credit Policy Rider, Form 14-31642 filed on April 26, 2018 as Exhibit 26(d)57 to the Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 31, is hereby incorporated by reference.

30(e)(1)	Group Variable Universal Life Policy Application, form MHC-94-18663 Rev. 2-96, filed on March 4, 1999 as Exhibit A(10)(a)(i) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(e)(2)	Group Variable Universal Life Policy, Individual Enrollment, form 00-30198, filed on February 27, 2001 as Exhibit A(10)(a)(ii)to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

30(e)(3)	Group Variable Universal Life Policy, Evidence of Insurability form, form MHC-94-18669, filed on March 4, 1999 as Exhibit A(10)(a)(v) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(e)(4)	Group Variable Universal Life Policy, Spouse Enrollment, form 00-30242, filed on February 27, 2001 as Exhibit A(10)(a)(iv) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

30(e)(5)	Variable Universal Life Employee Application, form 01-30392, filed on April 24, 2002 as Exhibit A(10)(a)(v)to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

30(e)(6)	Variable Universal Life Spouse Application, form 01-30393, filed on April 24, 2002 as Exhibit A(10)(a)(vi)to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

30(e)(7)	Variable Group Universal Life Employee Application, form 08-31007, filed on April 27, 2009 as Exhibit 26(e)(7) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

30(e)(8)	Variable Group Universal Life Spouse Application, form 08-31008, filed on April 27, 2009 as Exhibit 26(e)(8) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

30(e)(9)	Group Variable Universal Life Policy, Evidence of Insurability, Form 12-31468 filed on April 26, 2018 as Exhibit 26(e)9 to the Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 31, is hereby incorporated by reference.

30(f)(1)	Restated Certificate of Incorporation of the Depositor filed on March 4, 1999 as Exhibit A(6)(a) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(f)(2)	The Bylaws of the Depositor previously filed as Exhibit 30(f)(2) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-120704, Post-Effective Amendment Number 22, on February 21, 2025, is hereby incorporated by reference.

30(g)(1)	Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company, Securian Life Insurance Company and RGA Reinsurance Company dated November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (1) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(g)(2)	Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company, Securian Life Insurance Company and The Canada Life Assurance Company dated November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (2) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(g)(3)	Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company, Securian Life Insurance Company and Munich American Reassurance Company dated November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (3) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(g)(4)	Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company, Securian Life Insurance Company and SCOR Global Life USA Reinsurance Company dated November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (4) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(g)(5)	Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company, Securian Life Insurance Company and Swiss RE Life & Health America Inc. dated November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (5) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(g)(6)	Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc., and Minnesota Life Company dated May 1, 2014 previously filed as Exhibit 24(6)(8)(a) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Number 8 and 239, is hereby incorporated by reference.

30(g)(7)	Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

30(h)(1)	Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as Exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

30(h)(1)(i)	Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, previously filed on February 27, 2003 as Exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

30(h)(1)(ii)	Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

30(h)(1)(iii)	Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

30(h)(1)(iv)	Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

30(h)(1)(v)	Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

30(h)(1)(vi)	Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as Exhibit 24(c)(d)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

30(h)(1)(vii)	Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

30(h)(1)(viii)	Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on April 27, 2015 as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is hereby incorporated by reference.

30(h)(1)(viiii)	Second Amendment to Fund Participation Agreement among Minnesota Life Insurance Company, Janus Aspen Series and Janus Distributors US LLC. dated May 1, 2023 previously filed as Exhibit 30(h)(6)(iv) to Minnesota Life Individual Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is hereby incorporated by reference.

30(h)(2)	Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

30(h)(2)(i)	First Amendment to Amended and Restated Participation Agreement among Minnesota Life Insurance Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as Exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

30(h)(2)(ii)	Amended and Restated Service Contract in connection with Fidelity Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V, previously filed on December 14, 2007 as Exhibit 26(i)(4) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(h)(2)(iii)	Amendment to Participation Agreement among Minnesota Life Insurance Company, Variable Insurance Product Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V and Fidelity Distributors Company LLC. dated May 1, 2023 previously filed as Exhibit 30(h)(3)(iii) to Minnesota Life Individual Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is hereby incorporated by reference.

30(h)(3)	Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Account’s Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

30(h)(4)	Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as Exhibit 24(c)(8)(v) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

30(h)(4)(i)	First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(h)(4)(ii)	Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as Exhibit 24(c)(8)(w) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

30(h)(4)(iii)	First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(h)(5)	Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Minnesota Life Insurance Company, previously filed on December 14, 2007 as exhibit 26(h)(7)(i) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(h)(5)(i)	Schedule A to the Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Minnesota Life Insurance Company as Amended as of September 1, 2012, previously filed as Exhibit 26(h)(7)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 17, is hereby incorporated by reference.

30(h)(5)(ii)	Schedule A to the Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Minnesota Life Insurance Company as Amended as of May 1, 2014, previously filed as Exhibit 26(h)(7)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 17, is hereby incorporated by reference.

30(h)(5)(iii)	Schedule A to the Participation Agreement among Vanguard Variable Insurance Fund, the Vanguard Group, Inc. Vanguard Marketing Corporation and Minnesota Life Insurance Company as Amended as of May 1, 2023 previously filed as Exhibit 30(h)(7)(iv) to Minnesota Life Individual Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is hereby incorporated by reference.

30(h)(6)(i)	Participation Agreement between Lord Abbett Distributor LLC and Minnesota Life Insurance Company filed on April 27, 2004 as Exhibit 27(h)(8) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 13, is hereby incorporated by reference.

30(h)(6)(ii)	Rule 22c-2 Agreement between Lord Abbett Distributor LLC and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(6)(ii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

30(h)(7)(i)	Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associations Corporation and Minnesota Life Insurance Company, filed on February 29, 2008 as Exhibit 26(h)(7)(i) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

30(h)(7)(ii)	VanEck Shareholder Information Agreement between Minnesota Life Insurance Company and Van Eck Securities Corporation, filed on April 20, 2007 as Exhibit 26(h)(7)(ii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

30(h)(8)	Participation Agreement among Pioneer Variable Contracts Trust, Minnesota Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., filed on August 27, 2010 as Exhibit 26(h)(8) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 23, is hereby incorporated by reference.

30(h)(9)	Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(h)(9)(i)	Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(h)(9)(ii)	Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference

Exhibit Number	Description of Exhibit

30(h)(9)(iii)	Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

30(h)(9)(iv)	Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(n)(iv) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

30(h)(9)(v)	Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 filed on April 25, 2011 as Exhibit 24(c)(8)(j)(v) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30(h)(10)	Administrative Services Agreement between Invesco Advisers, Inc. and Minnesota Life Insurance Company dated October 1, 2016, previously filed on November 8, 2016 as Exhibit 24(8)(i)(1) to Variable Annuity Account’s Form N-4, File Number 333-212515, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(h)(11)	Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(h)(11)(i)	Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(h)(11)(ii)	Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

30(h)(11)(iii)	Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

30(h)(11)(iv)	Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

30(h)(11)(v)	Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

30(h)(11)(vi)	Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(8)(p)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

30(h)(11)(vii)	Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company previously filed on April 25, 2011 as Exhibit 24(c)(8)(l)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

30(h)(11)(viii)	Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed on April 25, 2011 as Exhibit 24(c)(8)(l)(viii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30(h)(11)(viiii)	Joinder to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed on September 7, 2011 as Exhibit 24(b)(8)(l)(viv) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 28 and 182, is hereby incorporated by reference.

30(h)(11)(x)	Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as Exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

30(h)(11)(xi)	Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as Exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

30(h)(11)(xii)	Amendment No. 9 by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on November 8, 2017 as Exhibit 24(b)(8)(k)(xii) to Variable Annuity Account’s Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.

30(h)(11)(xiii)	Amendment No. 10 by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on November 8, 2017 as Exhibit 24(b)(8)(l)(xiii) to Variable Annuity Account’s Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.

30(h)(12)	Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as Exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(h)(12)(i)	Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

30(h)(12)(ii)	Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 6, on February 27, 2009, is hereby incorporated by reference.

30(h)(12)(iii)	Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company filed on April 25, 2011 as Exhibit 24(c)(8)(n)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30(h)(12)(iv)	Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

30(h)(13)	Shareholder Information Agreement between Advantus Series Funds, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant’s Form N-6, File Number 33-895496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

30(h)(14)	Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

30(h)(15)	Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

30(h)(16)	Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(h)(17)	Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)(8)(v) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30(h)(16)(i)	Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as Exhibit 24(b)(8)(aa)(i) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

30(h)(16)(ii)	Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on April 27, 2010 as Exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.

30(h)(16)(iii)	Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc, previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

30(h)(16)(iv)	Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc, previously filed as exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

30(h)(16)(v)	Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc, previously filed as exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

30(h)(16)(vi)	Amendment Number Six among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(x)(vi) to Variable Annuity Account’s Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.

30(h)(16)(vii)	Amendment Number Seven among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(x)(vii) to Variable Annuity Account’s Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.

30(h)(16)(viii)	Amendment Number Eight among Minnesota Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on February 23, 2021 as Exhibit 30(h)(2)(x) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Numbers 16 and 89, is hereby incorporated by reference.

30(h)(16)(ix)	Amendment Number Nine to Participation Agreement among Minnesota Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. dated May 1, 2023 previously filed as Exhibit 30(h)(4)(xi) to Minnesota Life Individual Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is hereby incorporated by reference.

30(h)(17)	Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)(8)(jj) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30(h)(17)(i)	Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

30(h)(17)(ii)	Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed as Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

30(h)(18)	Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company filed on April 25, 2011 as Exhibit 24(c)(8)(kk) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30(h)(19)	American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as Exhibit 24(c)(8)(ll) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30(h)(20)	Amendment No. 2 to the Fund Participation and Service Agreement among Minnesota Life Insurance Company, Capital Client Group, Inc., formerly known as American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series dated March 12, 2026.

30(h)(21)	Participation Agreement between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc. and Lincoln Financial Investments Corporation and Minnesota Life Insurance Company dated January 30, 2026.

30(h)(22)	First Amendment to Participation Agreement between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc. and Lincoln Financial Investments Corporation and Minnesota Life Insurance Company dated January 30, 2026.

30(h)(23)	First Amendment to Administration Services Agreement between Lincoln Variable Insurance Products Trust, Lincoln Financial Investment Corporation and Minnesota Life Insurance Company dated January 30, 2026.

30(j)	Not Applicable.

30(k)	Opinion and consent of Jamie B. Bigayer, Esq.

30(l)	Not Applicable.

30(m)	Not Applicable.

30(n)	Consent of KPMG LLP.

Exhibit Number	Description of Exhibit

30(o)	Not Applicable.

30(p)	Not Applicable.

30(q)	Redeemability exemption, previously filed on April 28, 2025 as Exhibit 30(q) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 37, is hereby incorporated by reference.

30(13)	Minnesota Life Insurance Company-Power of Attorney to Sign Registration Statements.